AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2003

                                                              File No. 33-30950
                                                              File No. 811-05900


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 38

                                      and
                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35

                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                 James R. Foggo
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:
                             Thomas S. Harman, Esq.
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004

       It is proposed that this filing become effective (check appropriate box)


                           /X/ immediately upon filing pursuant to paragraph (b) / / on February 28, 2003 pursuant to paragraph (b)

                           / / 60 days after filing pursuant to paragraph (a)
                           / / 75 days after filing pursuant to paragraph (a)
                           / / on [date] pursuant to paragraph (a) of Rule 485.

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Prospectus


Expedition Money Market Fund
Expedition Tax-Free Money Market Fund


INSTITUTIONAL SHARES
INVESTMENT SERVICE SHARES
SWEEP CLASS SHARES



March 1, 2003


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[graphic of compass omitted]

[LOGO OMITTED]
logo of Expedition funds[R] omitted

INVESTMENT ADVISER:      COMPASS ASSET MANAGEMENT,

                         A DIVISION OF COMPASS BANK
INVESTMENT SUB-ADVISER:  WEISS, PECK & GREER INVESTMENTS
                         (EXPEDITION TAX-FREE MONEY MARKET FUND)



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

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Expedition Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares, Investment Service Shares and Sweep Class Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.


    Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085 or by visiting our website at www.expeditionfunds.com.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
Expedition Money Market Fund                                                 2
Expedition Tax-Free Money Market Fund                                        6
More Information About Fund Investments                                     10
Investment Adviser and Sub-Adviser                                          10
Purchasing, Selling and Exchanging Fund Shares                              12
Dividends and Distributions                                                 19
Taxes                                                                       19
Financial Highlights                                                        20
How To Obtain More Information About
  Expedition Funds                                                  Back Cover


--------------------------------------------------------------------------------
SHARES OF THE EXPEDITION FUNDS ARE NOT DEPOSITS OF OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF THEIR AFFILIATES, OR ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF ALL OR A PORTION OF THE PRINCIPAL INVESTED, AND THE INVESTMENT RETURN AND VALUE OF SHARES OF THE FUNDS WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN LIQUIDATED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

EACH FUND IS A MONEY MARKET FUND AND, AS SUCH, TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT WE CANNOT GUARANTEE THIS.

COMPASS ASSET MANAGEMENT, A DIVISION OF COMPASS BANK, SERVES AS INVESTMENT ADVISER TO THE EXPEDITION FUNDS. COMPASS BANK SERVES AS THE FUNDS' CUSTODIAN. IN ADDITION, COMPASS BANK, AS WELL AS CERTAIN OF ITS DIVISIONS AND AFFILIATES, MAY PROVIDE OTHER SERVICES TO THE FUNDS. COMPASS BANK, AND THESE AFFILIATES AND DIVISIONS, WILL BE COMPENSATED FOR THESE SERVICES.
--------------------------------------------------------------------------------

RISK/RETURN INFORMATION COMMON TO THE FUNDS

EACH FUND IS A MUTUAL FUND. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

    Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF COMPASS BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

EXPEDITION MONEY MARKET FUND

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           FUND SUMMARY

--------------------------------------------------------------------------------
Investment Goal                     Current income consistent with stability
                                    of principal
--------------------------------------------------------------------------------
Investment Focus                    Money market instruments
--------------------------------------------------------------------------------
Share Price Volatility              Very low
--------------------------------------------------------------------------------
Principal Investment Strategy       Investing in a broad range of short-term
                                    U.S. dollar denominated debt securities
--------------------------------------------------------------------------------
Investor Profile                    Conservative investors who want to receive
                                    current income through a liquid investment
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
           INVESTMENT STRATEGY OF THE
           EXPEDITION MONEY MARKET FUND

The Fund invests in a broad range of short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of securities that are rated in the highest short-term rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

    The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are vulnerable to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

EXPEDITION MONEY MARKET FUND

[GRAPHIC OMITTED]
           PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[GRAPHIC OMITTED]
           PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment Service Shares from year to year.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA PLOT POINTS OMITTED

1993-- 2.77%
1994-- 3.65%
1995-- 5.59%
1996-- 4.86%
1997-- 5.03%
1998-- 4.99%
1999-- 4.64%
2000-- 5.86%
2001-- 3.59%
2002-- 1.20%


                      BEST QUARTER            WORST QUARTER
                          1.52%                   0.26%
                       (12/31/00)              (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. CALL 1-800-992-2085 FOR THE FUND'S CURRENT 7-DAY YIELD.

EXPEDITION MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS

This table presents the Fund's average annual total returns for the periods ended December 31, 2002.


Money Market Fund          1 Year         5 Years       10 Years Since Inception
--------------------------------------------------------------------------------
Institutional Shares        1.45%         4.30%           4.35%*       4.68%*
--------------------------------------------------------------------------------
Investment Service Shares   1.20%         4.04%           4.21%        4.57%**
--------------------------------------------------------------------------------
Sweep Class Shares          1.08%         3.92%*          4.07%*       4.44%*
--------------------------------------------------------------------------------
 * Institutional Shares of the Fund were offered beginning June 9, 1997. Sweep Class Shares were offered beginning August 1, 2000. The performance information shown prior to those dates represents performance of the Fund's Investment Service Shares, which were offered beginning February 5, 1990.
   The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares, but has been adjusted to reflect the higher expenses of the Sweep Class Shares.
** Since February 5, 1990.


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           FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                    Investment         Sweep
                             Institutional Shares Service Shares   Class Shares
--------------------------------------------------------------------------------
Management Fees                      0.40%              0.40%           0.40%
--------------------------------------------------------------------------------
Other Expenses                       0.28%              0.53%**         0.65%***
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses 0.68%              0.93%           1.05%
--------------------------------------------------------------------------------
THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL
YEAR WERE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                  INSTITUTIONAL SHARES         0.45%
                  INVESTMENT SERVICE SHARES    0.70%
                  SWEEP CLASS SHARES           0.82%

**  INCLUDES SHAREHOLDER SERVICING FEES OF 0.25%.
*** INCLUDES SHAREHOLDER SERVICING FEES OF 0.25% AND ADMINISTRATIVE SERVICING
    FEES OF 0.12%.

For more information about these fees, see "Investment Adviser and Sub-Adviser," and "Additional Compensation."

EXPEDITION MONEY MARKET FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


--------------------------------------------------------------------------------
                           1 Year      3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 69         $218           $379       $  847
--------------------------------------------------------------------------------
Investment Service Shares   $ 95         $296           $515       $1,143
--------------------------------------------------------------------------------
Sweep Class Shares          $107         $334           $579       $1,283
--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

[GRAPHIC OMITTED]
           FUND SUMMARY



--------------------------------------------------------------------------------
Investment Goal     Current income exempt from Federal income tax,
                    consistent with stability of principal
--------------------------------------------------------------------------------
Investment Focus    Tax-free money market instruments
--------------------------------------------------------------------------------
Share Price         Very low
Volatility
--------------------------------------------------------------------------------
Principal           Investing in a diversified portfolio of short-term municipal
Investment          securities which pay interest that is exempt from Federal
Strategy investing  income tax
--------------------------------------------------------------------------------
Investor            Conservative investors who want to receive current income
Profile             exempt from Federal income tax through a liquid investment
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
           INVESTMENT STRATEGY OF THE EXPEDITION
           TAX-FREE MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

    The Adviser has engaged Weiss, Peck & Greer Investments as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

EXPEDITION TAX-FREE MONEY MARKET FUND

[GRAPHIC OMITTED]
           PRINCIPAL RISKS OF INVESTING IN THE EXPEDTION
           TAX-FREE MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

    Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


[GRAPHIC OMITTED]
           PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment Service Shares from year to year.*

EDGAR REPRESENTATION OF DATA PLOT POINTS OMITTED

1999 -- 2.84%
2000 -- 3.63%
2001 -- 2.29%
2002 -- 0.96%

                     BEST QUARTER             WORST QUARTER
                         0.95%                    0.22%
                      (06/30/00)               (09/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. CALL 1-800-992-2085 FOR THE FUND'S CURRENT 7-DAY YIELD.

EXPEDITION TAX-FREE MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS

This table shows the Fund's average annual total returns for the periods ended December 31, 2002.

Tax-Free Money Market Fund                  1 Year        Since Inception
--------------------------------------------------------------------------------
Institutional Shares                         1.21%             2.70%*
--------------------------------------------------------------------------------
Investment Service Shares                    0.96%             2.49%**
--------------------------------------------------------------------------------
Sweep Class Shares                           0.83%             2.37%*
--------------------------------------------------------------------------------
 * INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING APRIL 14, 1999. SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2000. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THOSE DATES REPRESENTS PERFORMANCE OF THE FUND'S INVESTMENT SERVICE SHARES, WHICH WERE OFFERED BEGINNING MAY 20, 1998. THE PERFORMANCE OF THE INVESTMENT SERVICE SHARES HAS NOT BEEN ADJUSTED TO REFLECT THE LOWER EXPENSES OF THE INSTITUTIONAL SHARES, BUT HAS BEEN ADJUSTED TO REFLECT THE HIGHER EXPENSES OF THE SWEEP CLASS SHARES.
** SINCE MAY 20, 1998.


[GRAPHIC OMITTED]
           FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                Institutional   Investment      Sweep Class
                                   Shares     Service Shares      Shares
--------------------------------------------------------------------------------
Management Fees                       0.40%         0.40%           0.40%
--------------------------------------------------------------------------------
Other Expenses                        0.28%         0.53%**         0.65%***
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses  0.68%         0.93%           1.05%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                  INSTITUTIONAL SHARES         0.43%
                  INVESTMENT SERVICE SHARES    0.68%
                  SWEEP CLASS SHARES           0.80%

**  INCLUDES SHAREHOLDER SERVICING FEES OF 0.25%.
*** INCLUDES SHAREHOLDER SERVICING FEES OF 0.25% AND ADMINISTRATIVE SERVICING
    FEES OF 0.12%.

For more information about these fees, see "Investment Adviser and Sub-Adviser," and "Additional Compensation."

EXPEDITION TAX-FREE MONEY MAREKET FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                            1 Year    3 Years   5 Years        10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 69       $218       $379           $  847
--------------------------------------------------------------------------------
Investment Service Shares   $ 95       $296       $515           $1,143
--------------------------------------------------------------------------------
Sweep Class Shares          $107       $334       $579           $1,283
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

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IN ADDITION TO THE INVESTMENTS AND STRATEGIES described in this prospectus, the
Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.



INVESTMENT ADVISER AND SUB-ADVISER


[GRAPHIC OMITTED]
COMPASS ASSET MANAGEMENT (THE ADVISER) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of the Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

    The Adviser is a separate division of Compass Bank, operating within Compass Bank's Asset Management Group. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares). The Asset Management Group provides investment advisory and management services for individuals, pension and profit sharing plans, endowments and foundations. It has managed the Funds' investments since their inception. As of December 31, 2002, Compass Bank had approximately $9.1 billion in assets under administration. Of this total, Compass Bank had investment discretion over more than $2.95 billion, of which approximately $1.2 billion were assets of the Expedition Funds portfolios managed by the Adviser. For the fiscal year ended October 31, 2002, the Adviser received advisory fees as a percentage of each Fund's average daily net assets (after waivers) of:

            Money Market Fund                0.17%

            Tax-Free Money Market Fund       0.15%

    Weiss, Peck & Greer Investments (WPG or the Sub-Adviser), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Tax-Free Money Market Fund and manages the portfolio of the Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

INVESTMENT ADVISER AND SUB-ADVISER

ADDITIONAL COMPENSATION

Compass Bank and its divisions and affiliates may impose fees and charges for services in conjunction with accounts of its customers that invest in the Funds, including in conjunction with plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts to which Compass Bank or its divisions or affiliates provide fiduciary or non-fiduciary services. In addition to the compensation payable directly by such accounts for fiduciary and non- fiduciary services, Compass Asset Management receives compensation for acting as the Funds' investment adviser and Compass Bank and its affiliates also receive compensation in connection with the following:

   CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.02% of each Fund's average daily net assets.

   SHAREHOLDER SERVICING FEES. To the extent that investors buy Sweep Class Shares or Investment Service Shares through Compass Bank or any of its affiliates, including Compass Brokerage, Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets attributable to such classes.

   ADMINISTRATIVE SERVICING FEES. To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

   SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to 0.02% of each Fund's average daily net assets.

   BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, the Adviser may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc. These brokerage affiliates will generally earn commissions on these transactions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

    Investment Service Shares are available for all individual and institutional investors except that, as noted below, Compass Retail Automated Sweep Services customers and customers establishing an account with a clearing broker through Compass Brokerage, Inc. will invest in Sweep Class Shares. Certain customers of the Compass Asset Management Group and certain other divisions and departments of Compass Bank and its affiliates, including treasury management sweep customers, maintaining specified minimum account or fund balances or satisfying certain other criteria may be eligible to purchase Institutional Shares of the Fund. For information concerning whether you may be eligible to purchase Institutional Shares, Compass customers may contact their Compass account representative.


    Institutional Shares are primarily offered to subsidiaries and other affiliates of Compass Bancshares and their divisions and departments, including the Compass Asset Management Group, on behalf of certain eligible fiduciary, trust, agency, investment advisory, asset allocation ("MAP Account"), treasury management sweep, custody and similar accounts. Institutional Shares are also available for purchase by other qualifying financial institutions investing for their own or their customers' accounts, and for purchases by or on behalf of welfare benefit, retirement and deferred compensation plans established by Compass Bancshares, Inc. or any of its affiliates for directors, officers, or employees of Compass Bancshares, Inc. or any of its affiliates.


    Sweep Class Shares are designed for individual banking customers of Compass Bank and certain of its banking affiliates receiving automated cash sweep services linking their qualifying consumer deposit accounts with investments in shares of one or more of the Funds (Compass Retail Automated Sweep Services) and for customers establishing an account with a clearing broker through Compass Brokerage, Inc. (Compass Brokerage Accounts).

[GRAPHIC OMITTED]
           HOW TO PURCHASE FUND SHARES

INVESTMENT SERVICE SHARES AND INSTITUTIONAL SHARES

You may purchase Investment Service and Institutional Shares by:
   [ ]    Mail
   [ ]    Telephone, or
   [ ]    Wire

To purchase Investment Service Shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. To purchase Investment Service Shares through a Compass Asset Management Group account, customers should contact their authorized Asset

PURCHASING, SELLING AND EXHCANGING FUND SHARES

Management Group representative. Compass Brokerage, Inc. customers should contact their Compass Brokerage, Inc. authorized representative.


    Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, cash or travelers checks.


    To purchase Institutional Shares through the Compass Asset Management Group, qualifying customers should contact their authorized representative by calling Compass Bank. If you purchase Institutional Shares through the Compass Asset Management Group, or certain other subsidiaries, affiliates, departments or divisions of Compass Bank, you will have to follow the procedures and requirements established by the Asset Management Group or such other affiliates, departments or divisions, which are specified in or pursuant to your asset management, treasury management sweep, MAP Account, or other agreement or in other guidelines.

    You may also buy Investment Service and Institutional Shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

SWEEP CLASS SHARES

Sweep Class Shares may only be purchased, redeemed and exchanged through a Compass Brokerage Account or a Compass Retail Automated Sweep Services account, and Sweep Class Shares may not be purchased directly from the Funds.

    Subject to the terms, conditions and procedures established in the documentation relating to Compass Brokerage Accounts and Compass Retail Automated Sweep Services accounts, as the case may be, Sweep Class Shares will be automatically purchased, redeemed and exchanged for investors participating in those programs. For information concerning Compass Brokerage Accounts and Compass Retail Automated Sweep Services, respectively, including information regarding eligibility requirements and the procedures for purchasing, redeeming and exchanging Sweep Class Shares through such programs, Compass Brokerage customers may contact their Compass Brokerage authorized representatives and banking customers of Compass Bank may contact their authorized Compass Bank representative. In addition to the fees charged by the Funds, other banking fees and charges may apply to Compass Brokerage Accounts and to Compass Retail Automated Sweep Services accounts and are detailed in such programs' documentation and guidelines.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day). Cash balances in your designated accounts are automatically invested in Sweep Class Shares each Business Day.

    A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.

    The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m., Central Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m., Central Time.

     The Tax-Free Money Market Fund calculates its NAV each Business Day as of 12:00 noon, Central Time and the close of normal trading on the NYSE (normally 3:00 p.m., Central Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order before 11:30 a.m., Central Time and federal funds (readily available funds) before 1:00 p.m., Central Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCUALTE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

    In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Investment Service Shares for the first time, you must invest at least $1,000 in either Fund. The minimum purchase amount for IRA accounts is $500.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in either Fund must be made in amounts of at least $100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families). A Fund may accept investments of smaller amounts at its discretion.

    The Compass Asset Management Group and certain other subsidiaries, affiliates, departments or divisions of Compass Bank may require that customers maintain a minimum account or fund balance or meet certain other criteria to participate in its various asset management and similar programs and/or qualify to purchase Institutional Shares. Please refer to your asset management, treasury management sweep, MAP Account, or other account agreement or contact your Compass Asset Management Group or other account representative for information concerning minimum account or fund balance requirements and other criteria applicable to eligibility to invest in the Institutional Shares.

    If your account or fund balance falls below any applicable minimum account balance or your account no longer satisfies other criteria established for investment in the Institutional Shares, the Compass Asset Management Group or other Compass Bank subsidiary, affiliate, department or division may exchange your Institutional Shares of a Fund for Investment Service Shares of that Fund without prior notice. If you have questions regarding your account's minimum balance requirements or Investment Service Shares of the Funds, please contact your Compass Asset Management Group or other Compass authorized representative.

    Compass Bank may impose minimum account levels to invest in Sweep Class Shares in connection with Compass Retail Automated Sweep Services. If you have questions regarding your account's minimum balance requirements, please contact your Compass Asset Management Group or other Compass authorized representative. In addition, Compass Brokerage, Inc. may require a minimum account balance to open a brokerage account. Subject to this account minimum, all Compass Brokerage, Inc. customers are eligible to invest in Sweep Class Shares through its sweep program.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Investment Service Shares of either Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

[GRAPHIC OMITTED]
           HOW TO SELL YOUR FUND SHARES

If you own Investment Service Shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage, Inc. should contact their Compass Brokerage authorized representative.

    Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative. Other investors holding shares through a financial institution or intermediary should contact their financial institution or intermediary.

    Sweep Class Shares are sold automatically each day by to the terms of your Compass Brokerage Account or Compass Retail Automated Sweep Services account.

    If you own your shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.


    If you would like to sell $40,000 or more of your shares, or have your sales proceeds sent to a third party or an address other than your own, please notify the appropriate (or relevant) Fund(s) in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


    The sale price of each share will be the next NAV determined after we receive your request. Redemption requests received before 11:30 a.m., Central Time for the Tax-Free Money Market Fund and before 4:00 p.m., Central Time for the Money Market Fund will not be entitled to that day's dividend.


ACCOUNT LIQUIDATION

You may liquidate shares from your Traditional IRA or Roth IRA at any time after its establishment by sending a completed withdrawal form (or other withdrawal instructions in a form acceptable to the Custodian), or a transfer authorization form, to "Expedition Funds," P.O. Box 8010, Boston, Massachusetts 02266-8010.


SYSTEMATIC WITHDRAWAL PLAN (INVESTMENT SERVICE SHARES AND SWEEP CLASS SHARES
0NLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a bank, electronically transferred to your account.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY

Normally, if you sell Investment Service or Institutional Shares, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. Sale proceeds of Sweep Class Shares will be deposited and processed in accordance with the procedures applicable to Compass Brokerage Accounts or Compass Retail Automated Sweep Services accounts, as the case may be. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES (INVESTMENT SERVICE SHARES ONLY)

If your account balance drops below $1,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in our Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

[GRAPHIC OMITTED]
           HOW TO EXCHANGE YOUR SHARES

Investment Service Shares, Institutional Shares and Sweep Class Shares, respectively, may be exchanged for shares of the same class of any other money market fund portfolio of the Expedition Funds.

    You may also exchange shares through your financial institution by mail or telephone. You may exchange your Investment Service Shares or Institutional Shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085. Compass Asset Management customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage Inc. should contact their Compass Brokerage authorized representative. Exchange requests must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families).

    IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

    When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

    Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT.

    The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

    MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors. Their report, dated December 13, 2002, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

For the periods ended October 31,
For a Share Outstanding Throughout each Period.






                                                     REALIZED AND
                                NET                   UNREALIZED    DISTRIBUTIONS                    NET ASSET
                            ASSET VALUE,     NET       GAINS OR       FROM NET    DISTRIBUTIONS        VALUE,
                             BEGINNING    INVESTMENT   (LOSSES)      INVESTMENT       FROM             END OF
                             OF PERIOD      INCOME  ON INVESTMENTS     INCOME     CAPITAL GAINS        PERIOD
                            -----------   ---------  -------------- -----------  --------------      ---------
-----------------------------
MONEY MARKET FUND
-----------------------------
  Institutional Shares
  2002                            $1.00      0.01         --            (0.01)           --              $1.00
  2001                             1.00      0.04         --            (0.04)           --               1.00
  2000                             1.00      0.06         --            (0.06)           --               1.00
  1999                             1.00      0.05         --            (0.05)           --               1.00
  1998                             1.00      0.05         --            (0.05)           --               1.00
  Investment Service Shares
  2002                            $1.00      0.01         --            (0.01)           --              $1.00
  2001                             1.00      0.04         --            (0.04)           --               1.00
  2000                             1.00      0.06         --            (0.06)           --               1.00
  1999                             1.00      0.05         --            (0.05)           --               1.00
  1998                             1.00      0.05         --            (0.05)           --               1.00
  Sweep Class Shares
  2002                            $1.00      0.02         --            (0.02)           --              $1.00
  2001                             1.00      0.04         --            (0.04)           --               1.00
  2000(1)                          1.00      0.01         --            (0.01)           --               1.00
-----------------------------
TAX-FREE MONEY MARKET FUND
-----------------------------
  Institutional Shares
  2002                            $1.00      0.01         --            (0.01)           --              $1.00
  2001                             1.00      0.03         --            (0.03)           --               1.00
  2000                             1.00      0.04         --            (0.04)           --               1.00
  1999(2)                          1.00      0.02         --            (0.02)           --               1.00
  Investment Service Shares
  2002                            $1.00      0.01         --            (0.01)           --              $1.00
  2001                             1.00      0.03         --            (0.03)           --               1.00
  2000                             1.00      0.03         --            (0.03)           --               1.00
  1999                             1.00      0.03         --            (0.03)           --               1.00
  1998(3)                          1.00      0.01         --            (0.01)           --               1.00
  Sweep Class Shares
  2002                            $1.00      0.01         --            (0.01)           --              $1.00
  2001                             1.00      0.03         --            (0.03)           --               1.00
  2000(1)                          1.00      0.01         --            (0.01)           --               1.00

+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(2) Commenced operations on April 14, 2000. All rations for the period have been annualized.




                                                                                         RATIO         RATIO OF NET
                                                                                      OF EXPENSES   INVESTMENT INCOME
                                                                       RATIO OF NET   TO AVERAGE        TO AVERAGE
                                                          RATIO OF      INVESTMENT     NET ASSETS       NET ASSETS
                                          NET ASSETS     EXPENSES        INCOME       (EXCLUDING        (EXCLUDING
                                TOTAL       END OF       TO AVERAGE     TO AVERAGE    WAIVERS AND       WAIVERS AND
                                RETURN+   PERIOD(000)    NET ASSETS     NET ASSETS  REIMBURSEMENTS)    REIMBURSEMENTS)
                               --------   -----------    ----------    ------------ --------------- ------------------
-----------------------------
MONEY MARKET FUND
-----------------------------
  Institutional Shares
  2002                            1.56%      $238,337         0.45%         1.54%         0.68%           1.31%
  2001                            4.61        147,806         0.45          4.59          0.72            4.32
  2000                            5.96        130,891         0.43          5.79          0.69            5.53
  1999                            4.83        130,798         0.43          4.73          0.77            4.39
  1998                            5.33        102,699         0.43          5.18          0.66            4.95
  Investment Service Shares
  2002                            1.31%      $356,976         0.70%         1.30%         0.93%           1.07%
  2001                            4.35        377,922         0.70          4.17          0.97            3.90
  2000                            5.69        324,583         0.68          5.62          0.94            5.36
  1999                            4.56        186,431         0.68          4.47          1.02            4.13
  1998                            5.07        142,910         0.68          4.95          0.91            4.73
  Sweep Class Shares
  2002                            1.18%      $ 50,456         0.82%         1.18%         1.05%           0.95%
  2001                            4.22         52,530         0.82          3.96          1.09            3.69
  2000(1)                         1.53         31,979         0.80          5.95          1.06            5.69
-----------------------------
TAX-FREE MONEY MARKET FUND
-----------------------------
  Institutional Shares
  2002                            1.28%      $ 97,792         0.43%         1.25%         0.68%           1.00%
  2001                            2.97         35,939         0.43          2.55          0.76            2.22
  2000                            3.80          5,622         0.43          3.61          0.69            3.35
  1999(2)                         1.69         28,874         0.43          3.06          0.89            2.60
  Investment Service Shares
  2002                            1.02%      $ 76,854         0.68%         1.03%         0.93%           0.78%
  2001                            2.71        113,519         0.68          2.62          1.01            2.29
  2000                            3.54         72,535         0.68          3.48          0.94            3.22
  1999                            2.77         59,889         0.68          2.73          0.95            2.46
  1998(3)                         1.33         64,542         0.68          2.95          0.78            2.85
  Sweep Class Shares
  2002                            0.90%      $  8,428         0.80%         0.91%         1.05%           0.66%
  2001                            2.59          4,069         0.80          2.31          1.13            1.98
  2000(1)                         1.00          2,058         0.80          3.81          1.06            3.55

(3) Commenced operations on May 20, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


Pages 20 & 21

                                      Notes

                                      Notes

                                      Notes

Expedition Money Market Fund
Expedition Tax-Free Money Market Fund

www.expeditionfunds.com

Institutional Shares
Investment Service Shares
Sweep Class Shares


March 1, 2003




INVESTMENT ADVISER

Compass Asset Management, a division of Compass Bank
15 S. 20th Street
Birmingham, Alabama  35233

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Expedition Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 2003 includes detailed information about the Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
BY TELEPHONE: Call 1-800-992-2085

BY MAIL: Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain the information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-05900.

EXP-PS-034-04

[Photo of Sailboat Omitted]

Prospectus

Expedition Equity Fund

Expedition Equity Income Fund

Expedition Investment Grade Bond Fund

Expedition Tax-Free Investment Grade Bond Fund


INSTITUTIONAL SHARES

INVESTMENT SHARES-CLASS A

INVESTMENT SHARES-CLASS B



March 1, 2003                                         [Photo of Compass Omitted]


[Expedition Funds Logo Omitted]

INVESTMENT ADVISER: COMPASS ASSET MANAGEMENT,
                    A DIVISION OF COMPASS BANK

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus


[Binoculars Graphic Omitted]
Expedition Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investment Shares-Class A (Class A Shares), Investment Shares-Class B (Class B Shares) and Institutional Shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.


Expedition Funds also offers shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund in a separate prospectus which is available by calling 1-800-992-2085 or by visiting our website at www.expeditionfunds.com.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                         PAGE
Expedition Equity Fund                                                      2
Expedition Equity Income Fund                                               9
Expedition Investment Grade Bond Fund                                      15
Expedition Tax-Free Investment Grade Bond Fund                             22
More Information About Risk                                                28
More Information About Fund Investments                                    29
Investment Adviser                                                         30
Purchasing, Selling And Exchanging Fund Shares                             34
Distribution of Fund Shares                                                45
Dividends and Distributions                                                45
Taxes                                                                      46
Financial Highlights                                                       48
How To Obtain More Information About
  Expedition Funds                                                 Back Cover
--------------------------------------------------------------------------------

SHARES OF THE EXPEDITION FUNDS ARE NOT DEPOSITS OF OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF THEIR AFFILIATES, OR ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF ALL OR A PORTION OF THE PRINCIPAL INVESTED, AND THE INVESTMENT RETURN AND VALUE OF SHARES OF THE FUNDS WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN LIQUIDATED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

COMPASS ASSET MANAGEMENT, A DIVISION OF COMPASS BANK, SERVES AS INVESTMENT ADVISER TO THE EXPEDITION FUNDS. COMPASS BANK SERVES AS THE FUNDS' CUSTODIAN. IN ADDITION, COMPASS BANK, AS WELL AS CERTAIN OF ITS DIVISIONS AND AFFILIATES, MAY PROVIDE OTHER SERVICES TO THE FUNDS. COMPASS BANK AND THESE AFFILIATES AND DIVISIONS, WILL BE COMPENSATED FOR THESE SERVICES.

--------------------------------------------------------------------------------

Risk/Return Information Common To The Funds


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

    Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF COMPASS BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated volatility for each Fund is set forth in the fund summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Expedition Equity Fund

[File Folder Graphic Omitted]
FUND SUMMARY



--------------------------------------------------------------------------------
Investment Goal                 Growth of capital with a secondary objective of
                                income
--------------------------------------------------------------------------------
Investment Focus                Common stocks issued by large and medium sized
                                U.S. companies
--------------------------------------------------------------------------------
Share Price Volatility          Medium
--------------------------------------------------------------------------------
Principal Investment Strategy   Investing in a blended portfolio of both growth
                                and value stocks
--------------------------------------------------------------------------------
Investor Profile                Long-term investors who want growth of capital
                                and dividend income, and are willing to accept
                                the risks of equity investing
--------------------------------------------------------------------------------

[Binoculars Graphic Omitted]
INVESTMENT STRATEGY OF THE
EXPEDITION EQUITY FUND


The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that the Adviser believes are attractively valued and have favorable long-term growth potential. The Fund generally seeks to diversify its investments across all major industry sectors. The Adviser's investment selection process begins with the use of quantitative screening techniques to evaluate securities based on both value characteristics (i.e., where a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) and momentum characteristics (such as changes in a company's earnings per share estimates). The Adviser then analyzes the fundamental characteristics of these companies to evaluate which companies hold the best prospects for future growth. These growth characteristics include factors such as above average sales or earnings growth, pricing flexibility, and superior margins and profitability trends compared to a company's industry peers.

    The Adviser monitors the companies owned by the Fund and may sell a security when there is a fundamental change in a company's outlook or when better opportunities are available within that industry sector. By blending these value and growth criteria, the Adviser attempts to lessen the Fund's volatility and avoid the cycles in performance associated with "style specific" investment management.

[Life Preserver Graphic Omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
EQUITY FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

    The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

    The Fund is also subject to the risk that its investment approach, which seeks to identify common stocks with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

Expedition Equity Fund



[Bullseye Graphic Omitted]
PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    The periods prior to June 13, 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

    This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*


[GRAPH OMITTED]
EDGAR representation of data used in printed graphic as follows:

1994 --  (1.20%)
1995 --  25.78%
1996 --  18.61%
1997 --  31.33%
1998 --  28.49%
1999 --  26.37%
2000 --   0.59%
2001 -- (21.50%)
2002 -- (29.84%)

                       BEST QUARTER                WORST QUARTER
                          23.47%                     (23.29%)
                        (12/31/98)                  (09/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

Expedition Equity Fund



The tables below compare the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Index, S&P MidCap 400 Index, the Lipper Large-Cap Core Funds Average and the Lipper Growth & Income Funds Average. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the similarly managed predecessor common trust fund. The second table compares the performance of these indices and averages to the Fund's performance after adjustment for the impact of certain taxes.

AVERAGE ANNUAL TOTAL RETURNS -- BEFORE TAXES

Equity Fund                                       1 Year     5 Years   Since Inception
--------------------------------------------------------------------------------------
Fund Returns Before Taxes
--------------------------------------------------------------------------------------
   Institutional Shares                           -29.84%      -2.09%       6.21%*
--------------------------------------------------------------------------------------
   Class A Shares                                 -32.71%      -3.09%       5.62%**
--------------------------------------------------------------------------------------
   Class B Shares                                 -33.90%      -3.03%***    5.74%***
--------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees
      or expenses)                                -22.10%      -0.58%       9.11%+
--------------------------------------------------------------------------------------
S&P MidCap 400 Index (reflects no deduction
     for fees or expenses)                        -14.51%       6.41%      11.79%+
--------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average (reflects
     no deduction for sales charges)              -23.49%      -1.90%       6.95%+
--------------------------------------------------------------------------------------
Lipper Growth & Income Funds Average
     (reflects no deduction for sales charges)    -20.48%      -0.82%       7.64%+
--------------------------------------------------------------------------------------

* INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 13, 1997. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE ADVISER'S SIMILARLY MANAGED COMMON TRUST FUND WHICH COMMENCED OPERATIONS ON OCTOBER 13, 1993. THE COMMON TRUST FUND'S PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE EXPENSES APPLICABLE TO INSTITUTIONAL SHARES.
** CLASS A SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 24, 1997. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES, WHICH WERE OFFERED BEGINNING JUNE 13, 1997 AND, AS NOTED ABOVE, THE ADVISER'S SIMILARLY MANAGED COMMON TRUST FUND FOR PERIODS PRIOR TO JUNE 13, 1997. THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND THE COMMON TRUST FUND HAS BEEN ADJUSTED TO REFLECT CLASS A SHARES' MAXIMUM FRONT-END SALES CHARGE AND RULE 12B-1 FEES.
*** CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 16, 1998. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES, WHICH WERE OFFERED BEGINNING JUNE 13, 1997 AND, AS NOTED ABOVE, THE ADVISER'S SIMILARLY MANAGED COMMON TRUST FUND FOR PERIODS PRIOR TO JUNE 13, 1997. THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND THE COMMON TRUST FUND HAS BEEN ADJUSTED TO REFLECT CLASS B SHARES' MAXIMUM CONTINGENT DEFERRED SALES CHARGE AND RULE 12B-1 FEES.
  +  SINCE OCTOBER 31, 1993.

Expedition Equity Fund


AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON OF BEFORE AND AFTER-TAX RETURNS
This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Index, S&P MidCap 400 Index, the Lipper Large-Cap Core Funds Average and the Lipper Growth & Income Funds Average.

    The Fund's returns in this table only reflect periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the Adviser's common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

Equity Fund                                         1 Year    5 Years  Since Inception
--------------------------------------------------------------------------------------
Fund Returns Before Taxes
--------------------------------------------------------------------------------------
  Institutional Shares                              -29.84%    -2.09%      -0.29%*
--------------------------------------------------------------------------------------
  Class A Shares                                    -32.71%    -3.09%      -1.22%**
--------------------------------------------------------------------------------------
  Class B Shares                                    -33.90%    -3.03%***   -1.02%***
--------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions+          -29.90%    -3.50%      -2.25%
--------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions
  and Sale of Fund Shares+                          -18.32%    -1.26%      -0.01%
--------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
  expenses, or taxes)                               -22.10%    -0.58%       1.30%++
--------------------------------------------------------------------------------------
S&P MidCap 400 Index (reflects no deduction
  for fees, expenses, or taxes)                     -14.51%     6.41%       8.88%++
--------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average (reflects
  no deduction for sales charges or taxes)          -23.49%    -1.90%      -0.24%++
--------------------------------------------------------------------------------------
Lipper Growth & Income Funds Average (reflects
  no deduction for sales charges or taxes)          -20.48%    -0.82%       1.02%++
--------------------------------------------------------------------------------------

*    INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 13, 1997.
** CLASS A SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 24, 1997. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES, WHICH WERE OFFERED BEGINNING JUNE 13, 1997. INSTITUTIONAL SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT CLASS A SHARES' MAXIMUM FRONT-END SALES CHARGE AND RULE 12B-1 FEES.
*** CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 16, 1998. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE INSTITUTIONAL SHARES, WHICH WERE OFFERED BEGINNING JUNE 13, 1997. INSTITUTIONAL SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT CLASS B SHARES' MAXIMUM CONTINGENT DEFERRED SALES CHARGE AND RULE 12B-1 FEES.
+ AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS ARE SHOWN FOR ONLY THE INSTITUTIONAL SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL VARY.
++   SINCE JUNE 30, 1997.

Expedition Equity Fund


--------------------------------------------------------------------------------
[Line Graph Graphic Omitted]
WHAT IS AN INDEX?

AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL U.S. EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE S&P MIDCAP 400 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF 400 DOMESTIC MID-CAP STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

WHAT IS AN AVERAGE?

AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS WHICH INVEST IN LARGE-CAP EQUITY SECURITIES. THE LIPPER GROWTH & INCOME FUNDS AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

--------------------------------------------------------------------------------

[Dollar Sign Graphic Omitted]
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              Institutional    Class A     Class B
                                                  Shares        Shares     Shares
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)*   None          4.00%      None
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
  percentage of net asset value)**                 None          None       5.00%
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and other Distributions
  (as a percentage of offering price)              None          None       None
----------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                         None          None       None
----------------------------------------------------------------------------------
Exchange Fee                                       None          None       None
----------------------------------------------------------------------------------

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."

Expedition Equity Fund


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              Institutional    Class A    Class B
                                                  Shares        Shares     Shares
-----------------------------------------------------------------------------------
Management Fees                                    0.75%        0.75%      0.75%
-----------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees              None         0.25%      1.00%
-----------------------------------------------------------------------------------
Other Expenses                                     0.46%        0.46%      0.46%
-----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses               1.21%        1.46%      2.21%
-----------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $123          $384          $665         $1,466
--------------------------------------------------------------------------------
Class A Shares              $543          $843         $1,166        $2,076
--------------------------------------------------------------------------------
Class B Shares              $724          $991         $1,285        $2,355*
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $123          $384          $665         $1,409
--------------------------------------------------------------------------------
Class A Shares              $543          $843         $1,166        $2,076
--------------------------------------------------------------------------------
Class B Shares              $224          $691         $1,185        $2,355*
--------------------------------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Expedition Equity Income Fund

[File Folder Graphic Omitted]
FUND SUMMARY


--------------------------------------------------------------------------------
Investment Goal                 Long-term growth of capital, with an emphasis on
                                current income
--------------------------------------------------------------------------------
Investment Focus                Dividend-paying common stocks issued by large
                                and medium sized U.S. companies
--------------------------------------------------------------------------------
Share Price Volatility          Medium
--------------------------------------------------------------------------------
Principal Investment Strategy   Investing in stocks which have potential for
                                capital appreciation and an above-average
                                dividend yield relative to the Standard & Poor's
                                500 Index (S&P 500)
--------------------------------------------------------------------------------
Investor Profile                Long-term investors who want growth of capital
                                and income and who can tolerate share price
                                volatility
--------------------------------------------------------------------------------

[Binoculars Graphic Omitted]]
INVESTMENT STRATEGY OF THE
EXPEDITION EQUITY INCOME FUND


The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on dividend-paying common stocks and other equity securities including preferred stock and convertible securities, issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that the Adviser believes are attractively valued, relative to historical earnings and dividend trends, and offer potential for moderate long-term growth. The Adviser analyzes a company's appreciation potential based on factors such as sales or earnings growth, pricing flexibility, and profitability trends compared to a company's industry peers. The Fund generally seeks to diversify its investments across all major industry sectors.

    The Fund pursues the income portion of its investment goal by choosing stocks of those companies that have historical dividend yields which are higher than the dividend yield of the average company in the S&P 500, or which the Adviser believes have the ability to grow their dividends in future years. The Fund expects to hold more stocks with value characteristics (i.e., where a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) than growth characteristics because value stocks typically pay higher dividends.

    The Adviser monitors the companies held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.

Expedition Equity Income Fund


[Life Preserver Graphic Omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
EQUITY INCOME FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

    The Fund also invests in preferred stocks which have characteristics of both equity and fixed income securities. Since preferred stocks receive their income in a fixed or variable stream of dividends, their value tends to decrease if interest rates rise and vice versa. Also, like common stock, preferred stock's value is subject to short- or long-term fluctuations of stock prices in general. Unlike with fixed income securities, a company which issues preferred stock is under no obligation to pay dividends to the shareholder (although most preferred stock dividends accumulate and must be paid at a later date before common dividends). Although preferred stocks do evidence ownership in a company, preferred stocks usually do not carry any voting rights.

    Companies which have historically paid dividends may discontinue dividend payments or pay dividends at lower levels. This may affect the Fund's ability to produce current income.

    The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

    The convertible securities the Fund invests in have characteristics of both fixed income and equity securities. The value of securities convertible into equity securities are subject to equity risks, because the value of the convertible security tends to move with the market value of the underlying stock, as well as fixed income risks such as prevailing interest rates, the credit quality of the issuer and any call provisions of the issue.

Expedition Equity Income Fund



    The Fund is also subject to the risk that its investment approach, which seeks to identify dividend-paying equity securities with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.



[Bullseye Graphic Omitted]
PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    This bar chart shows the performance of the Fund's Institutional Shares from year to year.*


[GRAPH OMITTED]
EDGAR representation of data used in printed graphic as follows:

2001 -- (19.71%)
2002 -- (27.04%)

                    BEST QUARTER              WORST QUARTER
                        8.72%                   (16.82%)
                     (12/31/01)                (09/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

Expedition Equity Income Fund



AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500/BARRA Value Index and the Lipper Large Cap Value Funds Average.

Equity Income Fund                                    1 Year     Since Inception
--------------------------------------------------------------------------------
Fund Returns Before Taxes
--------------------------------------------------------------------------------
  Institutional Shares                                 -27.04%      -15.41%*
--------------------------------------------------------------------------------
  Class A Shares                                       -30.14%      -16.31%**
--------------------------------------------------------------------------------
  Class B Shares                                       -31.29%      -16.68%***
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions+             -27.22%      -15.94%
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions
  and Sale of Fund Shares+                             -16.60%      -11.84%
--------------------------------------------------------------------------------
S&P 500/BARRA Value Index (reflects no deduction for
  fees, expenses, or taxes)                            -20.85%      -10.39%++
--------------------------------------------------------------------------------
Lipper Large Cap Value Funds Average (reflects
  no deduction for sales charges or taxes)             -19.95%      -7.61%++
--------------------------------------------------------------------------------
*    INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING MARCH 3, 2000.
** CLASS A SHARES OF THE FUND WERE OFFERED BEGINNING MARCH 10, 2000. CLASS A SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE MAXIMUM FRONT-END SALES CHARGE.
*** CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING MARCH 15, 2000. CLASS B SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE.
+ AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS ARE SHOWN FOR ONLY THE INSTITUTIONAL SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL VARY.
++   SINCE MARCH 31, 2000.


--------------------------------------------------------------------------------
[Line Graph Graphic Omitted]
WHAT IS AN INDEX?


AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500/BARRA VALUE INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 Index according to price-to-book ratio. It contains companies with lower price-TO-BOOK RATIOS. THE INDEX IS CAPITALIZATION-WEIGHTED, MEANING THAT EACH STOCK IN THE INDEX IS WEIGHTED IN PROPORTION TO ITS MARKET VALUE.

WHAT IS AN AVERAGE?

AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. THE LIPPER LARGE CAP VALUE FUNDS AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS THAT SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMPANIES THAT ARE CONSIDERED TO BE UNDERVALUED RELATIVE TO A MAJOR UNMANAGED STOCK INDEX BASED ON PRICE-TO-CURRENT EARNINGS, BOOK VALUE, ASSET VALUE, OR OTHER FACTORS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

--------------------------------------------------------------------------------

Expedition Equity Income Fund


[Dollar Sign Graphic Omitted]
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              Institutional   Class A    Class B
                                                  Shares       Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)* None         4.00%      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
    percentage of net asset value)**               None         None       5.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)            None         None       None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                       None         None       None
--------------------------------------------------------------------------------
Exchange Fee                                       None         None       None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF
   YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                              Institutional   Class A    Class B
                                                  Shares       Shares     Shares
--------------------------------------------------------------------------------
Management Fees                                    0.75%        0.75%      0.75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees              None         0.25%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                     0.97%        0.97%      0.97%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses               1.72%        1.97%      2.72%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER WAIVED A PORTION
   OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS
   FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                     INSTITUTIONAL SHARES      1.25%
                     CLASS A SHARES            1.50%
                     CLASS B SHARES            2.25%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Expedition Equity Income Fund



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $175          $542          $933         $2,030
--------------------------------------------------------------------------------
Class A Shares              $592          $994         $1,420        $2,604
--------------------------------------------------------------------------------
Class B Shares              $775         $1,144        $1,540        $2,871*
--------------------------------------------------------------------------------


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $175          $542          $933         $2,030
--------------------------------------------------------------------------------
Class A Shares              $592          $994         $1,420        $2,604
--------------------------------------------------------------------------------
Class B Shares              $275          $844         $1,440        $2,871*
--------------------------------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Expedition Investment Grade Bond Fund


[File Folder Graphic Omitted]
FUND SUMMARY


--------------------------------------------------------------------------------
Investment Goal                   Current income
--------------------------------------------------------------------------------
Investment Focus                  High grade bonds and other fixed income
                                  securities
--------------------------------------------------------------------------------
Share Price Volatility            Low to medium
--------------------------------------------------------------------------------
Principal Investment Strategy     Investing in U.S. dollar denominated bonds and
                                  other fixed income securities
--------------------------------------------------------------------------------
Investor Profile                  Investors who want current income, and who are
                                  willing to accept the risks of owning a
                                  portfolio of fixed income securities
--------------------------------------------------------------------------------

[Binoculars Grapnic Omitted]
INVESTMENT STRATEGY OF THE
EXPEDITION INVESTMENT GRADE BOND FUND


The Fund invests primarily (at least 80% of its net assets) in investment grade bonds. The Fund invests in a combination of bonds and other fixed income securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities, as well as in U.S. corporate fixed income securities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization(s) at the time of purchase.

    The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted between the U.S. Treasury, government agency and corporate sectors. The Adviser maintains a relatively "duration neutral" posture, meaning it does not attempt to anticipate future interest rate changes and does not significantly adjust the duration of the Fund. The Fund's average weighted maturity will be maintained at 3 to 7 years. The individual maturity is limited to 10 years for all securities, except mortgage backed securities, which have no individual maturity limit. The Adviser conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Adviser monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's outlook or when better opportunities become available. If a security's credit rating is downgraded, the Adviser will promptly review that security and take appropriate action, including the possible sale of that security.

Expedition Investment Grade Bond Fund


[Life Preserver Graphic Omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
INVESTMENT GRADE BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

    The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

    Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

    The Fund is also subject to the risk that its investment approach, which focuses on a blend of U.S. government and U.S. corporate fixed income securities, may cause it to perform differently than funds that target other fixed income market segments or that invest in other asset classes.

Expedition Investment Grade Bond Fund



[Bullseye Graphic Omitted]
PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*


[GRAPH OMITTED]
EDGAR representation of data used in printed graphic as follows:

1993 --  6.73%
1994 -- (1.51%)
1995 -- 12.52%
1996 --  2.76%
1997 --  6.76%
1998 --  7.44%
1999 -- (0.83%)
2000 -- 10.74%
2001 --  7.53%
2002 -- 11.72%


                      BEST QUARTER           WORST QUARTER
                          5.94%                 (2.42%)
                       (09/30/02)             (03/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

Expedition Investment Grade Bond Fund



AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers Intermediate Government/Credit Bond Index, the Lipper Intermediate Investment Grade Debt Objective and the Lipper Intermediate U.S. Government Average.

Investment Grade Bond Fund            1 Year        5 Years      10 Years   Since Inception
-------------------------------------------------------------------------------------------
Fund Returns Before Taxes
-------------------------------------------------------------------------------------------
  Institutional Shares                11.99%         7.48%          6.42%*       6.66%*
-------------------------------------------------------------------------------------------
  Class A Shares                       7.21%         6.36%          5.85%        6.12%**
-------------------------------------------------------------------------------------------
  Class B Shares                       5.77%         6.98%***       6.24%***     6.48%***
-------------------------------------------------------------------------------------------
Fund Returns After Taxes on
  Distributions+                       5.27%         4.31%          3.63%        3.57%
-------------------------------------------------------------------------------------------
Fund Returns After Taxes on
  Distributions and Sale of
  Fund Shares+                         4.36%         4.04%          3.53%        3.46%
-------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Government/Credit Bond Index
  (reflects no deduction for fees,
  expenses, or taxes)                  9.82%         7.48%          7.07%        7.31%++
-------------------------------------------------------------------------------------------
Lipper Intermediate Investment
  Grade Debt Objective (reflects
  no deduction for sales charges
  or taxes)                            8.14%         6.36%          6.67%        7.04%++
-------------------------------------------------------------------------------------------
Lipper Intermediate U.S.
  Government Average (reflects
  no deduction for sales charges
  or taxes)                            9.10%         6.59%          6.36%        6.57%++
-------------------------------------------------------------------------------------------

* INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 13, 1997. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE CLASS A SHARES, WHICH WERE OFFERED BEGINNING APRIL 20, 1992. CLASS A SHARES' PERFORMANCE REFLECTS THE MAXIMUM FRONT-END SALES CHARGE AND RULE 12B-1 FEES, NEITHER OF WHICH APPLY TO INSTITUTIONAL SHARES.
**  SINCE APRIL 20, 1992.
*** CLASS B SHARES WERE OFFERED BEGINNING NOVEMBER 16, 1998. THE PERFORMANCE
    INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE CLASS A SHARES, WHICH WERE OFFERED BEGINNING APRIL 20, 1992. CLASS A SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT CLASS B SHARES' MAXIMUM CONTINGENT DEFERRED SALES CHARGE AND RULE 12B-1 FEES.
+ AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS ARE SHOWN FOR ONLY THE CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL VARY.
++  SINCE APRIL 30, 1992.

Expedition Investment Grade Bond Fund


--------------------------------------------------------------------------------
[Line Graph Graphic Omitted]
WHAT IS AN INDEX?


AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.


WHAT IS AN AVERAGE?

AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOALS. IT REPORTS THE AVERAGE RETURN OF THE INTERMEDIATE TERM INVESTMENT GRADE BOND MUTUAL FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES, INC. THE NUMBER OF FUNDS IN THE OBJECTIVE VARIES. THE LIPPER INTERMEDIATE U.S. GOVERNMENT AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS WHICH INVEST IN FIXED INCOME OBLIGATIONS OF THE U.S. GOVERNMENT, WITH MATURITIES OF 5 TO 10 YEARS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.


--------------------------------------------------------------------------------

[Dollar Sign Graphic Omitted]
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            Institutional  Class A    Class B
                                                                Shares     Shares      Shares
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
    on Purchases (as a percentage of offering price)*            None      4.00%       None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
    (as a percentage of net asset value)**                       None       None       5.00%
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)                          None       None       None
----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                                     None       None       None
----------------------------------------------------------------------------------------------
Exchange Fee                                                     None       None       None
----------------------------------------------------------------------------------------------

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."

Expedition Investment Grade Bond Fund



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                            Institutional  Class A    Class B
                                                Shares      Shares     Shares
--------------------------------------------------------------------------------
Management Fees                                  0.50%       0.50%      0.50%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             None       0.25%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                   0.40%       0.40%      0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             0.90%       1.15%      1.90%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER WAIVED A PORTION
   OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS
   FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                     INSTITUTIONAL SHARES      0.80%
                     CLASS A SHARES            1.05%
                     CLASS B SHARES            1.80%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Expedition Investment Grade Bond Fund



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 92          $287          $ 498        $1,108
--------------------------------------------------------------------------------
Class A Shares              $513          $751         $1,008        $1,742
--------------------------------------------------------------------------------
Class B Shares              $693          $897         $1,126        $2,027*
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 92          $287          $ 498        $1,108
--------------------------------------------------------------------------------
Class A Shares              $513          $751         $1,008        $1,742
--------------------------------------------------------------------------------
Class B Shares              $193          $597         $1,026        $2,027*
--------------------------------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Expedition Tax-Free Investment
      Grade Bond Fund

[File Folder Graphic Omitted]
FUND SUMMARY


--------------------------------------------------------------------------------
Investment Goal                    Current income exempt from Federal income tax
--------------------------------------------------------------------------------
Investment Focus                   High grade municipal bonds and other fixed
                                   income securities
--------------------------------------------------------------------------------
Share Price Volatility             Medium
--------------------------------------------------------------------------------
Principal Investment Strategy      Investing in municipal obligations which pay
                                   interest that is exempt from Federal income
                                   tax
--------------------------------------------------------------------------------
Investor Profile                   Taxable investors who want current income
                                   exempt from Federal income tax and who are
                                   willing to accept the risks of owning a
                                   portfolio of municipal securities
--------------------------------------------------------------------------------

[Binoculars Graphic Omitted]
INVESTMENT STRATEGY OF THE EXPEDITION
TAX-FREE INVESTMENT GRADE BOND FUND

The Fund invests primarily (at least 80% of its net assets) in municipal securities that generate income exempt from Federal income tax. These securities include securities of municipal issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. All such investments must be rated "A" or better by one or more nationally recognized rating organizations at the time of purchase. In selecting securities for the Fund, the Adviser will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Fund's average weighted maturity will be maintained at 15 years or less. If a security's credit rating is downgraded to below "A", the Adviser will promptly review that security and take appropriate action, including the possible sale of that security. The Adviser monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or when better opportunities become available or if liquidity is needed. It is a fundamental policy of the Fund to invest at least 80% of its net assets in securities that are not subject to Federal tax, but it may invest up to 20% of its total assets in other fixed-income securities, including taxable securities. This policy cannot be changed without shareholder approval. The Fund will not purchase securities that pay interest subject to the alternative minimum tax.

Expedition Tax-Free Investment Grade Bond Fund


[Life Preserver Graphic Omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
TAX-FREE INVESTMENT GRADE BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income securities are also subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

    Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

    The Fund is subject to the risk that its market segment, municipal fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Expedition Tax-Free Investment Grade Bond Fund



[Bullseye Graphic Omitted]
PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    This bar chart shows the performance of the Fund's Institutional Shares from year to year.*

[GRAPH OMITTED]
EDGAR representation of data used in printed graphic as follows:

2001 -- 3.86%
2002 -- 9.72%

                  BEST QUARTER                 WORST QUARTER
                      5.17%                       (0.92%)
                   (09/30/02)                   (12/31/01)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

Expedition Tax-Free Investment Grade Bond Fund



AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers Municipal Bond Index, the Lipper General Municipal Debt Funds Average and the Lipper Intermediate Municipal Debt Funds Average.

Tax-Free Investment Grade Bond Fund                        1 Year    Since Inception
------------------------------------------------------------------------------------
Fund Returns Before Taxes
------------------------------------------------------------------------------------
Institutional Shares                                        9.72%        8.41%*
------------------------------------------------------------------------------------
 Class A Shares                                             4.97%        6.37%**
------------------------------------------------------------------------------------
 Class B Shares                                             3.63%        5.96%***
------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions+                  9.32%        8.23%
------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions and
  Sale of Fund Shares+                                      7.86%        7.63%
------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses, or taxes)      9.60%        8.46%++
------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Average
  (reflects no deduction for sales charges or taxes)        8.36%        7.28%++
------------------------------------------------------------------------------------
Lipper Intermediate Municipal Debt Funds Average
  (reflects no deduction for sales charges or taxes)        8.52%        7.24%++
------------------------------------------------------------------------------------

*    INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING MARCH 3, 2000.
** CLASS A SHARES OF THE FUND WERE OFFERED BEGINNING MARCH 10, 2000. CLASS A SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE MAXIMUM FRONT-END SALES CHARGE.
*** CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 23, 2000. CLASS B SHARES' PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE.
+ AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS ARE SHOWN FOR ONLY THE INSTITUTIONAL SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL VARY.
++   SINCE MARCH 31, 2000.


--------------------------------------------------------------------------------
[Line Graph Graphic Omitted]
WHAT IS AN INDEX?


AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BROAD-BASED TOTAL RETURN INDEX COMPRISED OF 8,000 INVESTMENT GRADE, FIXED RATE, TAX-EXEMPT BONDS WITH A REMAINING MATURITY OF AT LEAST ONE YEAR, INCLUDING STATE AND LOCAL GENERAL OBLIGATION, REVENUE, INSURED AND PRE-REFUNDED BONDS.

WHAT IS AN AVERAGE?

AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS. THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.


--------------------------------------------------------------------------------

Expedition Tax-Free Investment Grade Bond Fund


[Dollar Sign Graphic Omitted]
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  Institutional   Class A   Class B
                                                      Shares       Shares    Shares
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)*       None         4.00%     None
--------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**               None         None      5.00%
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and other Distributions
  (as a percentage of offering price)                  None         None      None
--------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                             None         None      None
--------------------------------------------------------------------------------------
Exchange Fee                                           None         None      None
--------------------------------------------------------------------------------------

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                  Institutional   Class A   Class B
                                                      Shares       Shares    Shares
--------------------------------------------------------------------------------------
Management Fees                                        0.50%        0.50%     0.50%
--------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                  None         0.25%     1.00%
--------------------------------------------------------------------------------------
Other Expenses                                         0.38%        0.38%     0.38%
--------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   0.88%        1.13%     1.88%
--------------------------------------------------------------------------------------

* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                     INSTITUTIONAL SHARES      0.80%
                     CLASS A SHARES            1.05%
                     CLASS B SHARES            1.80%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Expedition Tax-Free Investment Grade Bond Fund



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares         $90          $281          $ 488        $1,084
--------------------------------------------------------------------------------
Class A Shares              $511          $745          $ 997        $1,720
--------------------------------------------------------------------------------
Class B Shares              $691          $891         $1,116        $2,005*
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares         $90          $281          $ 488        $1,084
--------------------------------------------------------------------------------
Class A Shares              $511          $745          $ 997        $1,720
--------------------------------------------------------------------------------
Class B Shares              $191          $591         $1,016        $2,005*

* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

[Life Preserver Graphic Omitted]
MORE INFORMATION ABOUT RISK

EQUITY RISK - EQUITY SECURITIES INCLUDE PUBLIC AND PRIVATELY ISSUED EQUITY            EQUITY FUND
SECURITIES, COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS TO SUBSCRIBE TO COMMON
STOCK AND CONVERTIBLE SECURITIES, AS WELL AS INSTRUMENTS THAT ATTEMPT TO TRACK        EQUITY INCOME
THE PRICE MOVEMENT OF EQUITY INDICES. INVESTMENTS IN EQUITY SECURITIES AND              FUND
EQUITY DERIVATIVES IN GENERAL ARE SUBJECT TO MARKET RISKS THAT MAY CAUSE THEIR
PRICES TO FLUCTUATE OVER TIME. THE VALUE OF SECURITIES CONVERTIBLE INTO EQUITY
SECURITIES, SUCH AS WARRANTS OR CONVERTIBLE DEBT, IS ALSO AFFECTED BY PREVAILING
INTEREST RATES, THE CREDIT QUALITY OF THE ISSUER AND ANY CALL PROVISION.
FLUCTUATIONS IN THE VALUE OF EQUITY SECURITIES IN WHICH A MUTUAL FUND INVESTS
WILL CAUSE A FUND'S NET ASSET VALUE TO FLUCTUATE. AN INVESTMENT IN A PORTFOLIO
OF EQUITY SECURITIES MAY BE MORE SUITABLE FOR LONG-TERM INVESTORS WHO CAN BEAR
THE RISK OF THESE SHARE PRICE FLUCTUATIONS.

FIXED INCOME RISK - THE MARKET VALUE OF FIXED INCOME INVESTMENTS CHANGES IN           INVESTMENT
RESPONSE TO INTEREST RATE CHANGES AND OTHER FACTORS. DURING PERIODS OF FALLING          GRADE
INTEREST RATES, THE VALUES OF OUTSTANDING FIXED INCOME SECURITIES GENERALLY             BOND FUND
RISE. MOREOVER, WHILE SECURITIES WITH LONGER MATURITIES TEND TO PRODUCE HIGHER
YIELDS, THE PRICES OF LONGER MATURITY SECURITIES ARE ALSO SUBJECT TO GREATER          TAX-FREE
MARKET FLUCTUATIONS AS A RESULT OF CHANGES IN INTEREST RATES. DURING PERIODS OF         INVESTMENT
FALLING INTEREST RATES, CERTAIN DEBT OBLIGATIONS WITH HIGH INTEREST RATES MAY BE        GRADE
PREPAID (OR "CALLED") BY THE ISSUER PRIOR TO MATURITY. THIS MAY CAUSE A FUND'S          BOND FUND
AVERAGE WEIGHTED MATURITY TO FLUCTUATE, AND MAY REQUIRE A FUND TO INVEST THE
RESULTING PROCEEDS AT LOWER INTEREST RATES. IN ADDITION TO THESE FUNDAMENTAL
RISKS, FIXED INCOME SECURITIES MAY BE SUBJECT TO CREDIT RISK, WHICH IS THE
POSSIBILITY THAT AN ISSUER WILL BE UNABLE TO MAKE TIMELY PAYMENTS OF EITHER
PRINCIPAL OR INTEREST.

MORTGAGE-BACKED SECURITIES - MORTGAGE-BACKED SECURITIES ARE FIXED INCOME              INVESTMENT
SECURITIES REPRESENTING AN INTEREST IN A POOL OF UNDERLYING MORTGAGE LOANS. THEY        GRADE
ARE SENSITIVE TO CHANGES IN INTEREST RATES, BUT MAY RESPOND TO THESE CHANGES            BOND FUND
DIFFERENTLY FROM OTHER FIXED INCOME SECURITIES DUE TO THE POSSIBILITY OF
PREPAYMENT OF THE UNDERLYING MORTGAGE LOANS. AS A RESULT, IT MAY NOT BE POSSIBLE
TO DETERMINE IN ADVANCE THE ACTUAL MATURITY DATE OR AVERAGE LIFE OF A
MORTGAGE-BACKED SECURITY. RISING INTEREST RATES TEND TO DISCOURAGE REFINANCINGS,
WITH THE RESULT THAT THE AVERAGE LIFE AND VOLATILITY OF THE SECURITY WILL
INCREASE EXACERBATING ITS DECREASE IN MARKET PRICE. WHEN INTEREST RATES FALL,
HOWEVER, MORTGAGE-BACKED SECURITIES MAY NOT GAIN AS MUCH IN MARKET VALUE BECAUSE
OF THE EXPECTATION OF ADDITIONAL MORTGAGE PREPAYMENTS THAT MUST BE REINVESTED AT
LOWER INTEREST RATES. PREPAYMENT RISK MAY MAKE IT DIFFICULT TO CALCULATE THE
AVERAGE MATURITY OF A PORTFOLIO OF MORTGAGE-BACKED SECURITIES AND, THEREFORE, TO
ASSESS THE VOLATILITY RISK OF THAT PORTFOLIO.

MUNICIPAL ISSUER RISK -- THERE MAY BE ECONOMIC OR POLITICAL CHANGES THAT IMPACT       TAX-FREE
THE ABILITY OF MUNICIPAL ISSUERS TO REPAY PRINCIPAL AND TO MAKE INTEREST                INVESTMENT
PAYMENTS ON MUNICIPAL SECURITIES. CHANGES TO THE FINANCIAL CONDITION OR CREDIT          GRADE
RATING OF MUNICIPAL ISSUERS MAY ALSO ADVERSELY AFFECT THE VALUE OF THE FUND'S           BOND FUND
MUNICIPAL SECURITIES. CONSTITUTIONAL OR LEGISLATIVE LIMITS ON BORROWING BY
MUNICIPAL ISSUERS MAY RESULT IN REDUCED SUPPLIES OF MUNICIPAL SECURITIES.
MOREOVER, CERTAIN MUNICIPAL SECURITIES ARE BACKED ONLY BY A MUNICIPAL ISSUER'S
ABILITY TO LEVY AND COLLECT TAXES.

More Information About Fund Investments


[File Folder Graphic Omitted]
This prospectus describes the funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, shares of money market mutual funds and short-term repurchase agreements that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

Investment Adviser



[Pointing Finger Graphic Omitted]
The Investment Adviser

Compass Asset Management (the Adviser) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of the Expedition Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Funds are managed by a team of investment professionals from the Adviser's Funds Management Team (for more information, see "Portfolio Managers"). No one person is primarily responsible for making investment recommendations to the team. See below under "Portfolio Managers" for information regarding the Adviser's Funds Management Team.

The Adviser is a separate division of Compass Bank, operating within Compass Bank's Asset Management Group. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares). The Asset Management Group provides investment advisory and management services for individuals, pension and profit sharing plans, endowments and foundations. It has managed the Funds' investments since their inception, and the common trust fund predecessor of the Equity Fund since its inception. As of December 31, 2002, Compass Bank had approximately $9.1 billion in assets under administration. Of this total, Compass Bank had investment discretion over more than $2.95 billion, of which approximately $1.2 billion were assets of the Expedition Funds portfolios managed by the Adviser. For the fiscal year ended October 31, 2002, the Adviser received advisory fees as a percentage of each Fund's average daily net assets (after waivers) of:

          Equity Fund                                0.75%

          Equity Income Fund                         0.28%

          Investment Grade Bond Fund                 0.40%

          Tax-Free Investment Grade Bond Fund        0.42%

Portfolio Managers



The Adviser's Funds Management Team establishes broad investment strategies and policies for the Funds and oversees the activities of members of the Team (identified below) who are primarily responsible for the day-to-day management of the respective Funds.

The members of the Adviser's Funds Management Team currently are as follows:

DENISE A. (DEE) WOODHAM - Senior Vice President and Director of Funds Management, Asset Management Group. Ms. Woodham serves as Chair of the Asset Management Group's Trust Investment Committee and is responsible for overseeing the day-to-day activities of the personnel involved in investment management of the Funds. Ms. Woodham is a 1982 summa cum laude graduate of the University of Alabama with a BS in Corporate Finance and Investment Management. Prior to joining the Asset Management Group in 1994, she was responsible for Compass Bank's bond portfolio and asset liability management. Ms. Woodham also holds a Masters Degree from the University of Alabama in Banking and Finance. She has 20 years of investment experience and has served on the Funds Management Team since 1997.

FORREST ARMSTRONG - Senior Vice President and Senior Equity Specialist,
Asset Management Group. Mr. Armstrong's investment career has been focused primarily as an equity securities analyst and portfolio manager for mutual fund management companies. Mr. Armstrong joined Compass Bank in 1994. He has primary responsibility for the day-to-day management of core equity portfolios within the Asset Management Group, including the Expedition Equity Fund. Mr. Armstrong received his Bachelors of Science degree from Stephen F. Austin University in 1970 and also holds an MBA in finance from the University of Houston. He has 25 years of investment experience and has served on the Adviser's Funds Management Team since 1997.

SCOTT FLURRY - Vice President and Trader, Asset Management Group. Mr. Flurry joined Compass Bank in 1993 as a credit analyst. From 1995-1998, Mr. Flurry served as Vice President of the Investment Credit Section, and, in that role he was responsible for monitoring credit risk in Compass Bank's investment portfolio. He joined the Bank's Asset Management Group in 1998 and has primary responsibility for the day-to-day management of the Expedition Equity Income Fund. Mr. Flurry is a 1990 graduate of the University of Alabama with a BS degree in Corporate Finance and Investment Management. He has 8 years of investment experience and has served on the Funds Management Team since 1998.

THOMAS JOY - Vice President, Bond and Money Market Specialist, Asset Management Group. Mr. Joy joined Compass Bank in 1992. From 1992-1995, Mr. Joy was an asset liability analyst and bond salesman in the Correspondent and Investment Services Group of Compass Bank. Since joining Compass Bank's Asset Management Group in 1995, Mr. Joy has specialized in money market instruments and municipal bonds and has assisted in the management of all pooled investment vehicles managed by the Asset Management Group. Mr. Joy has primary responsibility for the day-to-day management of the Expedition Tax-Free Investment Grade Bond Fund. Mr. Joy is a graduate of the University of Alabama where he received a BS degree in Corporate Finance and Investment Management. He has 11 years of investment experience and has served on the Funds Management Team since 1997.

RICHARD UNDERWOOD, CFA - Senior Vice President and Senior Bond Specialist, Asset Management Group. Mr. Underwood joined Compass Bank in 1987. From 1987-1995, Mr. Underwood held various positions within the Correspondent and Investment Services Group of Compass Bank. Since joining the Asset Management Group in 1995, Mr. Underwood has specialized in fixed income markets. He has primary responsibility for the day-to-day management of the Expedition Investment Grade Bond Fund. Mr. Underwood graduated from the University of Alabama with a BS degree in Investment Management. He has 16 years of investment experience and has served on the Bank's Fund Portfolio Management Team since 1997.

CYNTHIA S. (CINDY) VALASEK - Vice President and Money Market Manager, Asset Management Group. Ms. Valasek has primary responsibility for the day-to-day management of the Expedition Money Market Fund. From 1987-2001, Ms. Valasek served as Vice President and Manager of Investment Operations for the Correspondent/Investment Services Division of Compass Bank. In this position, Ms. Valasek managed the settlement area, which handled all trade settlements for the Capital Markets and Treasury Departments. Ms. Valasek was also responsible for the Safekeeping Department that held customer and portfolio securities totaling $19 billion. Ms. Valasek is a 1985 graduate of Auburn University with a BS in Finance and a 1997 graduate of the Alabama Banking School. She has 16 years of investment experience and has served on the Funds Portfolio Management Team since May 2001.

Additional Compensation


Compass Bank and its divisions and affiliates may impose fees and charges for services in conjunction with accounts of its customers that invest in the Funds, including in conjunction with plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts to which Compass Bank or its divisions or affiliates provide fiduciary or non-fiduciary services. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Asset Management receives compensation for acting as the Funds' investment adviser and Compass Bank and its affiliates also receive compensation in connection with the following:

    COMMISSIONS, DISTRIBUTION AND SERVICING FEES. As described above, brokerage firms affiliated with Compass Bank, including Compass Brokerage, Inc., acting as dealer in connection with the sale of Class A or Class B Shares of the Funds will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class A or Class B Shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

    CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.02% of each Fund's average daily net assets.

    SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to 0.02% of each Fund's average daily net assets.

    BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, the Adviser may place trades through its affiliated broker-dealers, including Compass Brokerage, Inc. These brokerage affiliates will generally earn commissions on these transactions.

Purchasing, Selling and Exchanging Fund Shares


This section tells you how to buy, sell (sometimes called "redeem") and exchange Class A Shares, Class B Shares and Institutional Shares of the Funds.

    Each Class of Shares has different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

CLASS A SHARES

   [] Available for individual and institutional investors
   [] Front-end sales charge (may be reduced or eliminated for some investors)
   [] Lower annual expenses
   [] $1,000 minimum initial investment for regular accounts
   [] $500 minimum initial investment for IRA accounts

CLASS B SHARES

   [] Available for individual and institutional investors
   [] Contingent deferred sales charge (may be reduced or eliminated for some investors)
   [] Higher annual expenses
   [] Automatically convert to Class A Shares after eight years
   [] $1,000 minimum initial investment for regular accounts (may be reduced or eliminated for some investors)
   [] $500 minimum initial investment for IRA accounts (may be reduced or eliminated for some investors)


INSTITUTIONAL SHARES

   [] Available only for
      o individuals and entities establishing certain fiduciary, trust, agency, investment advisory, custody or similar relationships with the Asset Management Group or other trust divisions, trust companies or investment advisory firms affiliated with Compass Bancshares;
      o asset allocation accounts such as the Compass Managed Asset Program (MAP Accounts) through Compass Brokerage, Inc. or other affiliates of Compass Bancshares;
      o financial institutions investing for their customers' accounts; and
      o purchases by or on behalf of welfare benefit, retirement and deferred compensation plans established by Compass Bancshares, Inc. or any of its affiliates for directors, officers, or employees of Compass Bancshares, Inc. or any of its affiliates.
   [] No sales charges
   [] Lower annual expenses and no distribution fees

Purchasing, Selling and Exchanging Fund Shares


[Dollar Bills Graphic Omitted]
HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:

   [] Mail

   [] Telephone, or

   [] Wire


To purchase Class A or Class B Shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, cash or travelers checks.


    To purchase Institutional Shares, eligible Compass Asset Management Group customers should contact their authorized Compass Bank representative and other eligible customers should contact their financial institutions.

    You may also purchase shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

    A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Purchasing, Selling and Exchanging Fund Shares


    Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 3:00 p.m., Central Time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 3:00 p.m., Central Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

    In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares or Class B Shares for the first time, you must invest at least $1,000 in any Fund. To open an IRA account, you must invest at least $500 in any Fund. The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in a Fund must be made in amounts of at least $100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families). A Fund may accept investments of smaller amounts for either class of shares at its discretion.

    The Compass Asset Management Group and certain other subsidiaries, affiliates, departments or divisions of Compass Bank may require that customers maintain a minimum account or fund balance or meet certain other criteria to participate in its various asset management, MAP Accounts and similar programs and/or qualify to purchase Institutional Shares. Please refer to your asset management, MAP Account, or other account representative for information concerning minimum account or fund balance requirements and other criteria applicable to eligibility to invest in the Institutional Shares.

Purchasing, Selling and Exchanging Fund Shares


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of each Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

[Dollar Sign Graphic Omitted]
SALES CHARGES



FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

    The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                   Your Sales Charge        Your Sales Charge
                                    as a Percentage           as a Percentage
    If Your Investment is:          of Offering Price     of Your Net Investment
--------------------------------------------------------------------------------
Less than $100,000                        4.00%                   4.17%
--------------------------------------------------------------------------------
$100,000 but less                         3.50%                   3.63%
  than $250,000
--------------------------------------------------------------------------------
$250,000 but less                         2.75%                   2.83%
  than $500,000
--------------------------------------------------------------------------------
$500,000 but less                         1.00%                   1.01%
  than $1,000,000
--------------------------------------------------------------------------------
$1,000,000 and over*                      0.00%                   0.00%
--------------------------------------------------------------------------------
* EVEN THOUGH YOU DO NOT PAY A SALES CHARGE ON PURCHASES OF $1,000,000 OR MORE, THE DISTRIBUTOR MAY PAY DEALERS A 1% COMMISSION FOR THESE TRANSACTIONS.

Purchasing, Selling and Exchanging Fund Shares


WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES


The front-end sales charge will be waived on Class A Shares purchased:

   [] by reinvestment of dividends and distributions;

   [] by persons repurchasing shares they redeemed within the last 30 days
      (see "Repurchase of Class A Shares");

   [] by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

   [] by directors, officers and employees and members of their immediate family, of Compass Bancshares and its affiliates and dealers that enter into agreements with the Distributor;

   [] by Trustees and officers of Expedition Funds;

   [] through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

   [] by persons purchasing shares of a Fund through a payroll deduction plan or a qualified employee benefit retirement plan which permits purchases of shares of a Fund; or

   [] by a shareholder purchasing additional Class A Shares of the Investment
      Grade Bond Fund who previously purchased any or all of their shares prior to June 9, 1997.

Purchasing, Selling and Exchanging Fund Shares


REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the value of any amount of Class A Shares (other than those purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may only exercise this privilege once. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY US IN WRITING AND INDICATE ON YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.


REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. This right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing to determine whether or not you are entitled to a lower sales charge. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

Purchasing, Selling and Exchanging Fund Shares


    You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 4.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -
CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 5 years after your purchase, you will pay a contingent deferred sales charge as described in the table below of either (i) the NAV of the shares at the time of purchase, or (ii) the NAV of the shares next calculated after we receive your sales request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

Purchasing, Selling and Exchanging Fund Shares


                                  Contingent Deferred
                                   Sales Charge as a
                              Percentage of Dollar Amount
Year since Purchase               Subject to Charge
----------------------------------------------------------
First                                      5.00%
----------------------------------------------------------
Second                                     4.00%
----------------------------------------------------------
Third                                      3.00%
----------------------------------------------------------
Fourth                                     2.00%
----------------------------------------------------------
Fifth                                      1.00%
----------------------------------------------------------
Sixth                                      0.00%
----------------------------------------------------------
Seventh                                    0.00%
----------------------------------------------------------
Eighth*                                    0.00%
----------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

   [] to make certain required withdrawals from a retirement plan (including
      IRAs); or
   [] because of death or disability.

In addition, Class B shareholders who automatically reinvest their dividends and distributions may redeem up to 12% of the value of their shares per year, determined at the time of each redemption, without payment of a contingent deferred sales charge.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

    From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

    The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Purchasing, Selling and Exchanging Fund Shares


[Dollar Bills Graphic Omitted]
HOW TO SELL YOUR FUND SHARES


Holders of Institutional Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative.

    If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-992-2085.

    You may also sell your shares by contacting your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative.


    If you would like to sell $40,000 or more of your shares, or have your sales proceeds sent to a third party or an address other than your own, please notify the appropriate (or relevant) Fund(s) in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


    The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Class B Shares, any applicable contingent deferred sales charge.



ACCOUNT LIQUIDATION

You may liquidate shares from your Traditional IRA or Roth IRA at any time after its establishment by sending a completed withdrawal form (or other withdrawal instructions in a form acceptable to the Custodian), or a transfer authorization form, to "Expedition Funds," P.O. Box 8010, Boston, Massachusetts 02266-8010.


SYSTEMATIC WITHDRAWAL PLAN

Class A shareholders with at least a $10,000 account balance, may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Purchasing, Selling and Exchanging Fund Shares


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions for Class A or Class B Shares the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in our Statement of Additional Information.

Purchasing, Selling and Exchanging Fund Shares


[Dollar Bills Graphic Omitted]
HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.

   You may also exchange shares through your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Exchange requests for Class A or Class B Shares must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and its affiliates and members of their immediate families).

    IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' written notice.

    When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

    You may exchange Class A Shares of any Fund for Class A Shares of any other Fund or Investment Service Shares of the Money Market Fund and Tax-Free Money Market Fund. You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Distribution of Fund Shares


The Funds have adopted distribution plans for Class A and Class B Shares that allow the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to Class A and Class B shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees as a percentage of average daily net assets are as follows:

         For Class A Shares:          0.25%
         For Class B Shares:          1.00%

Dividends and Distributions

Dividends for the Investment Grade Bond Fund and the Tax-Free Investment Grade Bond Fund are declared daily and paid monthly to shareholders of record.

    Dividends for the Equity Fund and the Equity Income Fund are declared and paid quarterly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

    Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT.

    The Tax-Free Investment Grade Bond Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

    MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                      This page intentionally left blank.

Financial Highlights


The table that follows presents performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors. Their report, dated December 13, 2002, along with the Funds' financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

For the periods ended October 31,
For a Share Outstanding Throughout each Period.
--------------------------------------------------------------------------------


                           NET            NET        REALIZED AND    DISTRIBUTIONS                    NET ASSET
                       ASSET VALUE,   INVESTMENT      UNREALIZED      FROM NET      DISTRIBUTIONS       VALUE,
                        BEGINNING       INCOME     GAINS OR (LOSSES)  INVESTMENT         FROM           END OF
                        OF PERIOD       (LOSS)       ON INVESTMENTS     INCOME      CAPITAL GAINS       PERIOD
                       ------------   ----------    ---------------  -------------  --------------    ---------
----------------------
EXPEDITION EQUITY FUND
----------------------
  Institutional Shares
  2002                     $7.99          0.01          (1.86)              --              --            $6.14
  2001                     14.25         (0.01)         (4.44)              --           (1.81)            7.99
  2000                     13.09         (0.02)          2.67               --           (1.49)           14.25
  1999                     10.55            --           3.13               --           (0.59)           13.09
  1998                      9.39          0.06           1.67            (0.06)          (0.51)           10.55
  Class A Shares
  2002                     $7.93         (0.02)         (1.83)              --              --            $6.08
  2001                     14.18         (0.03)         (4.41)              --           (1.81)            7.93
  2000                     13.06         (0.03)          2.64               --           (1.49)           14.18
  1999                     10.58         (0.03)          3.10               --           (0.59)           13.06
  1998(1)                   9.65          0.04           1.45            (0.05)          (0.51)           10.58
  Class B Shares
  2002                     $7.72         (0.07)         (1.78)              --              --            $5.87
  2001                     13.95         (0.09)         (4.33)              --           (1.81)            7.72
  2000                     12.96         (0.08)          2.56               --           (1.49)           13.95
  1999(2)                  10.82         (0.04)          2.77               --           (0.59)           12.96
-----------------------------
EXPEDITION EQUITY INCOME FUND
-----------------------------
  Institutional Shares
  2002                     $7.42          0.04          (1.64)           (0.04)             --            $5.78
  2001                     10.77          0.05          (2.82)           (0.05)          (0.53)            7.42
  2000(3)                  10.00          0.07           0.76            (0.06)             --            10.77
  Class A Shares
  2002                     $7.41          0.02          (1.64)           (0.02)             --            $5.77
  2001                     10.76          0.04          (2.83)           (0.03)          (0.53)            7.41
  2000(4)                   9.78          0.04           1.00            (0.06)             --            10.76
  Class B Shares
  2002                     $7.38         (0.03)         (1.62)              --              --            $5.73
  2001                     10.75         (0.02)         (2.82)              --           (0.53)            7.38
  2000(5)                   9.82          0.01           0.94            (0.02)             --            10.75

 + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on November 24, 1997. All ratios for the period have been annualized.
(2) Commenced operations on November 16, 1998. All ratios for the period have been annualized.
(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

                                                                                   RATIO         RATIO OF  NET
                                                                                OF EXPENSES     INVESTMENT INCOME
                                                               RATIO OF NET      TO AVERAGE      (LOSS)TO AVERAGE
                                                 RATIO OF       INVESTMENT       NET ASSETS         NET ASSETS
                                NET ASSETS       EXPENSES      INCOME (LOSS)     (EXCLUDING         (EXCLUDING
                    TOTAL         END OF        TO AVERAGE      TO AVERAGE      WAIVERS AND        WAIVERS AND        PORTFOLIO
                   RETURN+     PERIOD (000)     NET ASSETS      NET ASSETS     REIMBURSEMENTS)    REIMBURSEMENTS)   TURNOVER RATE
                  ---------   --------------  --------------   ------------   ----------------   ----------------   --------------
----------------------
EXPEDITION EQUITY FUND
----------------------
 Institutional Shares
 2002              (23.15)%      $173,038          1.16%           0.16%            1.16%               0.16%          47.88%
 2001              (34.99)        288,992          1.10           (0.09)            1.10               (0.09)          79.08
 2000               22.01         422,148          1.05           (0.22)            1.05               (0.22)          64.54
 1999               30.87         363,694          1.05            0.04             1.05                0.04           90.76
 1998               19.18         283,170          1.08            0.38             1.11                0.35           54.19
Class A Shares
 2002              (23.33)%        $7,100          1.41%          (0.09)%           1.41%              (0.09)%         47.88%
 2001              (35.11)         11,253          1.35           (0.32)            1.35               (0.32)          79.08
 2000               21.73          10,090          1.30           (0.49)            1.30               (0.49)          64.54
 1999               30.16           4,688          1.30           (0.21)            1.30               (0.21)          90.76
 1998(1)            16.16           1,911          1.29           (0.14)            1.37               (0.22)          54.19
Class B Shars
 2002              (23.96)%       $13,141          2.16%          (0.84)%           2.16%              (0.84)%         47.88%
 2001              (35.61)         18,186          2.10           (1.08)            2.10               (1.08)          79.08
 2000               20.80          20,358          2.05           (1.24)            2.05               (1.24)          64.54
 1999(2)            26.31           7,706          2.05           (0.95)            2.05               (0.95)          90.76
-----------------------------
EXPEDITION EQUITY INCOME FUND
-----------------------------
 Institutional Shares
 2002              (21.66)%       $13,865          1.25%           0.56%            1.72%               0.09%          93.43%
 2001              (26.99)         20,401          1.25            0.60             1.42                0.43           88.73
 2000(3)             8.36          34,420          1.25            1.00             1.25                1.00           73.31
Class A Shares
 2002              (21.87)%          $309          1.50%           0.32%            1.97%              (0.15)%         93.43%
 2001              (27.19)            408          1.50            0.32             1.67                0.15           88.73
 200(4)             10.60             286          1.50            0.84             1.50                0.84           73.31
Class B Shares
 2002              (22.36)%          $706          2.25%          (0.43)%           2.72%              (0.90)%         93.43%
 2001              (27.66)            836          2.25           (0.45)            2.42               (0.62)          88.73
 2000(5)             9.71             427          2.25           (0.15)            2.25               (0.15)          73.31

(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on March 15, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

For the periods ended October 31,
For a Share Outstanding Throughout each Period.
--------------------------------------------------------------------------------



                           NET                       REALIZED AND    DISTRIBUTIONS                     NET ASSET
                       ASSET VALUE,       NET         UNREALIZED       FROM NET      DISTRIBUTIONS       VALUE,
                        BEGINNING     INVESTMENT  GAINS OR (LOSSES)   INVESTMENT         FROM           END OF
                        OF PERIOD       IMCOME      ON INVESTMENTS      INCOME        CAPITAL GAINS     PERIOD
                       ------------   ----------  ----------------   -------------    -------------    ---------
-------------------------------------
EXPEDITION INVESTMENT GRADE BOND FUND
-------------------------------------
  Institutional Shares
  2002                    $10.60          0.53           0.17           (0.53)              --           $10.77
  2001                      9.72          0.53           0.88           (0.53)              --            10.60
  2000                      9.65          0.53           0.07           (0.53)              --             9.72
  1999                     10.15          0.49          (0.50)          (0.49)              --             9.65
  1998                      9.85          0.51           0.30           (0.51)              --            10.15
  Class A Shares
  2002                    $10.59          0.50           0.17           (0.50)              --           $10.76
  2001                      9.71          0.50           0.88           (0.50)              --            10.59
  2000                      9.64          0.51           0.07           (0.51)              --             9.71
  1999                     10.15          0.47          (0.51)          (0.47)              --             9.64
  1998                      9.85          0.49           0.30           (0.49)              --            10.15
  Class B Shares
  2002                    $10.61          0.42           0.17           (0.42)              --           $10.78
  2001                      9.72          0.43           0.89           (0.43)              --            10.61
  2000                      9.64          0.44           0.08           (0.44)              --             9.72
  1999(1)                  10.06          0.38          (0.17)          (0.63)              --             9.64
----------------------------------------------
EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND
----------------------------------------------
  Institutional Shares
  2002                    $10.89          0.43           0.15           (0.43)           (0.04)          $11.00
  2001                     10.37          0.44           0.52           (0.44)              --            10.89
  2000(2)                  10.00          0.31           0.37           (0.31)              --            10.37
  Class A Shares
  2002                    $10.88          0.40           0.15           (0.40)           (0.04)          $10.99
  2001                     10.36          0.42           0.52           (0.42)              --            10.88
  2000(3)                  10.05          0.28           0.31           (0.28)              --            10.36
  Class B Shares
  2002                    $10.89          0.32           0.14           (0.32)           (0.04)          $10.99
  2001                     10.37          0.34           0.52           (0.34)              --            10.89
  2000(4)                  10.18          0.13           0.19           (0.13)              --            10.37




 + Returns are for the period indicated and have not been annualized.
(1) Commenced operations November 16, 1998. All ratios for the period have been annualized.
(2) Commenced operations on March 3, 2000. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

                                                                                   RATIO          RATIO OF NET
                                                                                OF EXPENSES     INVESTMENT INCOME
                                                              RATIO OF NET       TO AVERAGE        TO AVERAGE
                                                RATIO OF       INVESTMENT        NET ASSETS         NET ASSETS
                               NET ASSETS       EXPENSES         INCOME         (EXCLUDING          (EXCLUDING
                    TOTAL        END OF        TO AVERAGE      TO AVERAGE        WAIVERS AND        WAIVERS AND       PORTFOLIO
                   RETURN+    PERIOD (000)     NET ASSETS      NET ASSETS      REIMBURSEMENTS)    REIMBURSEMENTS)  TURNOVER RATE
                  ---------  --------------  --------------   ------------    ----------------   ----------------  --------------
-------------------------------------
EXPEDITION INVESTMENT GRADE BOND FUND
-------------------------------------
  Institutional Shares
  2002               6.88%       $110,312          0.80%           5.06%            0.90%               4.96%          13.80%
  2001              15.00         119,279          0.77            5.35             0.86                5.26           29.53
  2000               6.49         136,354          0.75            5.61             0.89                5.47           77.09
  1999              (0.06)         98,889          0.90            5.00             1.15                4.75           39.57
  1998               8.43         104,953          0.94            5.11             1.13                4.92           32.93
  Class A Shares
  2002               6.61%         $5,305          1.05%           4.81%            1.15%               4.71%          13.80%
  2001              14.72           5,262          1.02            5.09             1.11                5.00           29.53
  2000               6.22           5,222          1.00            5.32             1.14                5.18           77.09
  1999              (0.41)          7,279          1.15            4.75             1.40                4.50           39.57
  1998               8.25          10,346          1.10            4.95             1.25                4.80           32.93
  Class B Shares
  2002               5.82%         $1,914          1.80%           4.03%            1.90%               3.93%          13.80%
  2001              13.99           1,059          1.77            4.30             1.86                4.22           29.53
  2000               5.54             204          1.75            4.58             1.89                4.44           77.09
  1999(1)            2.10             214          1.90            4.07             2.15                3.82           39.57
----------------------------------------------
EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND
----------------------------------------------
  Institutional Shares
  2002               5.50%        $75,064          0.80%           3.96%            0.88%               3.88%          23.39%
  2001               9.53          86,461          0.77            4.22             0.83                4.16           29.84
  2000(2)            6.84          84,729          0.65            4.58             0.75                4.48           42.74
  Class A Shares
  2002               5.24%           $827          1.05%           3.71%            1.13%               3.63%          23.39%
  2001               9.26             872          1.02            3.96             1.08                3.90           29.84
  2000(3)            5.95             523          0.90            4.36             1.00                4.26           42.74
  Class B Shares
  2002               4.36%           $224          1.80%           2.96%            1.88%               2.88%          23.39%
  2001               8.45             182          1.77            3.18             1.83                3.12           29.84
  2000(4)            3.16               3          1.65            3.56             1.75                3.46           42.74





(3) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(4) Commenced operations on June 23, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                     NOTES

Expedition Funds

www.expeditionfunds.com


Institutional Shares

Investment Shares-Class A

Investment Shares-Class B



March 1, 2003


INVESTMENT ADVISER

COMPASS ASSET MANAGEMENT, A DIVISION OF COMPASS BANK
15 S. 20TH STREET
BIRMINGHAM, ALABAMA 35233

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

MORE INFORMATION ABOUT EXPEDITION FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

THE SAI DATED MARCH 1, 2003 INCLUDES DETAILED INFORMATION ABOUT THE EXPEDITION FUNDS. THE SAI IS ON FILE WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. THIS MEANS THAT THE SAI, FOR LEGAL PURPOSES, IS A PART OF THIS PROSPECTUS.


ANNUAL AND SEMI-ANNUAL REPORTS

THESE REPORTS LIST THE FUNDS' HOLDINGS AND CONTAIN INFORMATION FROM THE FUNDS' MANAGERS ABOUT STRATEGIES, AND RECENT MARKET CONDITIONS AND TRENDS AND THEIR IMPACT ON FUND PERFORMANCE. THE REPORTS ALSO CONTAIN DETAILED FINANCIAL INFORMATION ABOUT THE FUNDS.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: CALL 1-800-992-2085

BY MAIL: WRITE TO US
EXPEDITION FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8010
BOSTON, MASSACHUSETTS 02266

FROM THE SEC: YOU CAN ALSO OBTAIN THE SAI OR THE ANNUAL AND SEMI-ANNUAL REPORTS, AS WELL AS OTHER INFORMATION ABOUT EXPEDITION FUNDS, FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE ("HTTP://WWW.SEC.GOV"). YOU MAY REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, DC (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202-942-8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING
TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102. YOU MAY ALSO OBTAIN THE INFORMATION UPON PAYMENT OF A DUPLICATING FEE, BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV. EXPEDITION FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-05900.

EXP-PS-020-06

                       STATEMENT OF ADDITIONAL INFORMATION


                                EXPEDITION FUNDS
                                  MARCH 1, 2003


                               INVESTMENT ADVISER:
                            COMPASS ASSET MANAGEMENT,
                       A SEPARATE DIVISION OF COMPASS BANK


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Expedition Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated March 1, 2003. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):


                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND
                             EXPEDITION EQUITY FUND
                          EXPEDITION EQUITY INCOME FUND
                      EXPEDITION INVESTMENT GRADE BOND FUND
                 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-992-2085.


                                TABLE OF CONTENTS
THE TRUST......................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................4
INVESTMENT LIMITATIONS........................................................13
THE ADVISER...................................................................18
THE SUB-ADVISER...............................................................19
THE ADMINISTRATOR.............................................................20
THE DISTRIBUTOR...............................................................21
THE TRANSFER AGENT............................................................23
THE CUSTODIAN.................................................................23
INDEPENDENT PUBLIC ACCOUNTANT.................................................23
LEGAL COUNSEL.................................................................24
TRUSTEES AND OFFICERS OF THE TRUST............................................24
PERFORMANCE INFORMATION.......................................................28
COMPUTATION OF YIELD..........................................................29
CALCULATION OF TOTAL RETURN...................................................30
PURCHASING AND REDEEMING SHARES...............................................32
DETERMINATION OF NET ASSET VALUE..............................................33
TAXES.........................................................................33
FUND TRANSACTIONS.............................................................35
DESCRIPTION OF SHARES.........................................................38
SHAREHOLDER LIABILITY.........................................................38
LIMITATION OF TRUSTEES' LIABILITY.............................................38
CODE OF ETHICS................................................................38
5% AND 25% SHAREHOLDERS.......................................................39
EXPERTS ......................................................................44
FINANCIAL STATEMENTS..........................................................44
APPENDIX ....................................................................A-1

EXP-SX-001-02
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THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-end investment management company. The Trust, formerly The Starburst Funds, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund (together the "Money Market Funds") are offered in three classes, known as Sweep Class Shares, Investment Service Shares and Institutional Shares. Shares of the Expedition Equity Fund, Expedition Equity Income Fund (together the "Equity Funds"), Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund (together the "Bond Funds") are offered in three classes, known as the Investment Shares - Class A ("Class A Shares"), Investment Shares - Class B ("Class B Shares") and Institutional Shares. Each of the Money Market, Equity and Bond Funds are referred to herein as a "Fund" and collectively as the "Funds." No investment in shares of a Fund should be made without first reading the Fund's prospectus carefully.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' respective investment objectives and principal investment strategies are described in the prospectus(es). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


EXPEDITION MONEY MARKET FUND. The Money Market Fund's investment objective is to provide current income consistent with stability of principal. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").


The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

o debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;
o    commercial paper (including Canadian Commercial Paper ("CCP") and
     Europaper);
o certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
o    short-term credit facilities, such as demand notes;

o debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;
o asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
o obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
o other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.


EXPEDITION TAX-FREE MONEY MARKET FUND. The Tax-Free Money Market Fund's investment objective is to provide current income, exempt from Federal income taxes, consistent with stability of principal. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Securities"), the interest on which is exempt from Federal income tax. The Fund will invest at least 80% of its net assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.


The Adviser will not invest 25% or more of the Fund's assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis and purchase securities subject to a standby commitment.


The Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) Municipal Securities;
(ii) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPS; (iv) high quality commercial paper issued by U.S. and foreign corporations; (v) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (vi) receipts (including TRs, TIGRs and CATs, as defined below) and (vii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers. The Fund may engage in securities lending and may also borrow money in amounts up to 33% of its net assets.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.


EXPEDITION EQUITY FUND. The Equity Fund's investment objective is to provide growth of capital, with a secondary objective of income. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.


Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks issued by mid-and large-capitalization companies. The Fund's policy to invest at least 80% of its net assets in these types of securities can only be changed after providing 60 days' notice to shareholders. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").


EXPEDITION EQUITY INCOME FUND. The investment objective of the Equity Income Fund is long-term growth of capital with an emphasis on current income. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.


Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks and other equity securities. The Fund's policy to invest at least 80% of its net assets in these types of securities can only be changed after providing 60 days' notice to shareholders. The investment approach employed by the Adviser emphasizes income-producing common stocks that, in general, have above-average dividend yields relative to the stock market as measured by the Standard & Poor's 500 Index. Any remaining assets may be invested in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, investment grade bonds convertible into common stocks and investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued, and delayed-delivery securities, shares of REITs, invest in master exchange traded limited partnerships, and shares of other investment companies, and lend its securities to qualified buyers.


EXPEDITION INVESTMENT GRADE BOND FUND. The Investment Grade Bond Fund's investment objective is to provide current income. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.


The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds, which may include debentures and notes, issued by U.S. companies as well as by the U.S. Treasury and government agencies, including mortgage-backed securities. The Fund's policy to invest at least 80% of its net assets in these types of securities can only be changed after providing 60 days' notice to shareholders. The Fund may also invest to a lesser extent in debt and notes issued by foreign companies and governments. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more NRSROs at the time of purchase. Under normal circumstances, the Fund's average weighted maturity will be maintained at from 3 to 7 years. In the event that a security owned by the Fund is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security. The Fund may invest any remaining assets in a variety of fixed income securities, some of which are further described below.


EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND. The Fund's investment objective is to seek current income exempt from Federal income tax. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

The Fund invests at least 80% of its net assets in municipal securities, the interest of which is exempt from federal income taxes based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Although the Fund has no present intention of doing so, up to 20% of its net assets can be invested in taxable debt securities. Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

The Fund may purchase municipal obligations rated A or better by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or of comparable quality as determined by the Adviser and tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the Adviser, it does not substantially impact the market value of the Fund.

There could be economic, business, or political developments which might affect all municipal securities of a similar type or whose issuers are located in the same state. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects or whose issuers are located in the same state, the Fund will be subject to the risks presented by such types of securities, projects or issuers to a greater extent than it would be if the Fund's assets were not invested in such a manner.

The Fund will typically maintain a dollar-weighted average portfolio maturity of less than 15 years. However, when the Adviser determines that market conditions so warrant, the Fund may maintain an average weighted maturity of greater than 15 years.


PORTFOLIO TURNOVER RATE. The Funds do not attempt to set or meet a specific portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal years ended October 31, 2001 and 2002, the portfolio turnover rate for each of the Funds, except the Money Market Funds, was as follows:

--------------------------------------------------------------------------------
                                           PORTFOLIO TURNOVER RATE
        FUND                    ------------------------------------------------
                                      2001                         2002
--------------------------------------------------------------------------------
Equity                               79.08%                        47.88%
--------------------------------------------------------------------------------
Equity Income                        88.73%                        93.43%
--------------------------------------------------------------------------------
Investment Grade Bond                29.53%                        13.80%
--------------------------------------------------------------------------------
Tax-Free Investment Grade Bond       29.84%                        23.39%
--------------------------------------------------------------------------------


DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). ADRs are securities, typically issued by an U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. Generally, ADRs are designed for trading in the U.S. securities market. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Equity Funds may invest in ADRs traded on registered exchanges or on Nasdaq and may also invest in ADRs not traded on an established exchange. While the Fund typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.
                                       4

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS. Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS. Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CREDIT ENHANCED SECURITIES. Funds typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Money Market Fund may have more than 25% of its assets invested in securities credit enhanced by banks.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are shares of other investment companies which can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.


The Funds may purchase shares of other investment companies to the extent consistent with applicable law and each Fund's investment limitations. ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of ETFs results in the layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of any operating expenses of the ETF.


Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general), asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.

The ETFs the Funds may invest in include Standard & Poor's Depositary Receipts ("SPDRs"), which are discussed in more detail below.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made;
generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

INVESTMENT COMPANY SHARES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

The Trust and the Adviser have received an exemptive order from the SEC, which allows the Bond and Equity Funds to invest in shares of the Trust's Money Market Funds. Should a Fund invest in shares of the Trust's Money Market Funds, the Trust's Board of Trustees will determine to what extent, if any, that the Adviser's advisory fees should be adjusted to reflect the impact of such investments. The Adviser has requested that the Trust's Administrator exclude assets of the Funds invested in the Money Market Funds from the Money Market Fund's assets for purposes of determining its compensation under its advisory agreement with the Trust. Because of this arrangement, a Board determination regarding any reduction in advisory fees has not been necessary.


LENDING OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

MASTER EXCHANGE TRADED LIMITED PARTNERSHIPS. A master exchange traded limited partnership interest entitles a Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

MUNICIPAL SECURITIES. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL LEASES. A Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. The guidelines indicate that the Adviser or Sub-Adviser shall consider and evaluate such factors as it deems appropriate to determine that the securities to be purchased are liquid, including, but not limited to the following factors: (i) the frequency of trades and market quotations for the securities; (ii) the number of dealers willing and ready to purchase and sell the securities; (iii) the number of potential purchasers for the securities; (iv) whether any dealers have agreed to make a market in the securities; (v) the nature of the securities and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; (vi) whether the lease can be canceled; (vii) what assurances, if any, exist that the assets represented by the lease can be sold; (viii) the strength of the lessee's general credit; (ix) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operation of the municipality; and (x) the legal recourse in the event of failure to appropriate.

PUTS ON MUNICIPAL SECURITIES. A Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable upon the exercise of a put is normally (i) a Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

TAXABLE MUNICIPAL SECURITIES. The Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund may invest up to 20% of their net assets in taxable securities, including Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Funds' respective investment criteria.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or Sub-Advisers or their affiliates.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.

RATINGS. NRSROs' highest rating category is determined without regard for subcategories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch, Inc. are all considered rated in the highest short-term rating category. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, unless a security is rated by only one NRSRO, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance" and "Appendix."

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser and Sub-Adviser monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Funds' Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). SPDRs are securities that represent ownership in a unit investment trust (a "UIT"), a type of investment company, that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRs are a type of ETF and may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange.

The Funds may purchase shares of other investment companies to the extent consistent with applicable law and each Fund's investment limitations. SPDRs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of SPDRs results in the layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of the UIT's operating expenses.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Money Market Funds' Adviser or Sub-Adviser will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Adviser or Sub-Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

U.S. GOVERNMENT OBLIGATIONS. The types of U.S. Government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit Banks; National Bank for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Fannie Mae.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS. Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES. The Funds may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, the Funds will set aside assets to cover its commitments. If the value of these assets declines, the Funds will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the appropriate Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Each Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

INVESTMENT LIMITATIONS


Each Fund's investments are subject to a number of investment policies or limitations. Each investment policy identified below as "fundamental" may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

The Investment limitations that are not identified as fundamental may be changed by a vote of the majority of the Board of Trustees. Shareholders will be notified before any material change in these limitations becomes effective.


MONEY MARKET FUND
-----------------

FUNDAMENTAL LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN. The Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Money Market Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS. The Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

CONCENTRATION OF INVESTMENTS. The Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund may invest 25% of the value of its total assets in the commercial paper issued by finance companies.

The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

INVESTING IN COMMODITIES AND REAL ESTATE. The Money Market Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN RESTRICTED SECURITIES. The Money Market Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under
Section 4(2) of the 1933 Act.

UNDERWRITING. The Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES. The Money Market Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or Declaration of Trust.

DIVERSIFICATION OF INVESTMENTS. With respect to 75% of the value of its total assets, the Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

NON-FUNDAMENTAL LIMITATIONS

INVESTING IN ILLIQUID SECURITIES. The Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Money Market Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the Money Market Fund's limitation on industry concentration, "finance companies" are limited to U.S. banks and U.S. branches of foreign banks.

TAX-FREE MONEY MARKET FUND
--------------------------

FUNDAMENTAL LIMITATIONS


The Tax-Free Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; PROVIDED that the Fund may invest up to 25% of its total assets without regard to this estriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.       Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Purchase securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities, or tax-exempt securities issued by governments or political subdivisions of governments.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

 7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

 8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling the Fund security.

 9. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and this SAI.

The Fund has no present intention to sell securities short "against the box."

NON-FUNDAMENTAL LIMITATIONS

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its net assets.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

EQUITY AND BOND FUNDS
---------------------


FUNDAMENTAL LIMITATIONS

DIVERSIFICATION OF INVESTMENTS. With respect to 75% of the value of each Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

Under this limitation, as it relates to the Bond Funds, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

BUYING ON MARGIN. A Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. A Fund will not issue senior securities except that the Funds may borrow money and the Bond Funds may engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

A Fund will not borrow money or, with respect to the Bond Funds, engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Bond Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS. A Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

CONCENTRATION OF INVESTMENTS. A Fund will not purchase securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities or, for the Fixed Income Funds only, tax-exempt securities issued by governments or political subdivisions of governments.

INVESTING IN REAL ESTATE. A Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES. A Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.

UNDERWRITING. A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the 1933 Act, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES. A Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. Government securities, repurchase agreements covering U.S. Government securities, or other transactions which are permitted by the Fund's investment objective and policies.)

SELLING SHORT.  A Fund will not sell securities short.


NON-FUNDAMENTAL LIMITATIONS


INVESTING IN ILLIQUID SECURITIES. A Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.

The Trust and the Adviser have received an exemptive order from the SEC, which allows the Bond and Equity Funds to invest in shares of the Trust's Money Market Funds. Should a Fund invest in shares of the Trust's Money Market Funds, the Trust's Board of Trustees will determine to what extent, if any, that the Adviser's advisory fees should be adjusted to reflect the impact of such investments.

WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS. A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

COMPLIANCE WITH RULE 35D-1 ("NAMES RULE"). The Equity Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities. The Equity Income Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities. The Investment Grade Bond Fund shall invest at least 80% of its net assets, under normal circumstances, in investment grade fixed income securities. The Tax-Free Investment Grade Bond Fund shall invest at least 80% of its net assets, under normal circumstances, in investment grade fixed income securities, the interest of which is exempt from federal income taxes. This non-fundamental policy with respect to each Fund may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of their policies and limitations, the Bond Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE. The Money Market Fund and the Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus for each Fund and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Funds' total assets in the securities of any one issuer, although the Funds' investment limitation only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

THE ADVISER


GENERAL. Compass Asset Management (the "Adviser"), a separate division of Compass Bank, is registered with the SEC under the Investment Advisers Act of 1940. Compass Bank, an Alabama state banking corporation, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Compass Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Compass Bancshares, the 31st largest bank holding company in the United States in terms of total assets as of September 30, 2002, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services. The principal business address of the Adviser is 15 S. 20th Street, Birmingham, Alabama 35233. The Adviser has served as investment adviser to mutual funds since February 5, 1990. The Adviser provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, and endowments and foundations. As of December 31, 2002, Compass Asset Management had approximately $9.1 billion under administration. Of this total, Compass Bank had investment discretion over more than $2.95 billion, of which approximately $1.2 billion were assets of the Funds managed by Compass Asset Management.


ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than

30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Money Market Fund; 0.40% of the average daily net assets of the Tax-Free Money Market Fund; 0.75% of the average daily net assets of the Equity and Equity Income Funds; 0.50% of the average daily net assets of the Investment Grade Bond Fund and 0.50% of the average daily net assets of the Tax-Free Investment Grade Bond Fund. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds. For the fiscal years ended October 31, 2000, 2001 and 2002, the Funds paid the Adviser the following advisory fees:

--------------------------------------------------------------------------------------------------------------------------------
                                                 FEES PAID                                        FEES WAIVED
            FUND               -------------------------------------------------------------------------------------------------
                                    2000            2001             2002             2000             2001             2002
--------------------------------------------------------------------------------------------------------------------------------
Money Market                       $720,922        $958,701         $959,037         $835,955        $1,269,142       $1,334,554
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market              $150,703        $182,197         $238,214         $171,356          $370,689         $385,050
--------------------------------------------------------------------------------------------------------------------------------
Equity                           $3,189,640      $2,858,277       $1,986,095               $0                $0               $0
--------------------------------------------------------------------------------------------------------------------------------
Equity Income                      $177,068        $158,734          $54,665               $0           $46,735          $91,912
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond              $554,458        $557,521         $483,823         $185,275          $119,472         $123,565
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond     $230,459        $376,940         $323,774          $57,614           $46,846          $64,277
--------------------------------------------------------------------------------------------------------------------------------


ADVISORY FEE WAIVERS AND FUND EXPENSE CAPS. As noted in the table above, the Adviser (and in some cases the Administrator) have voluntarily agreed to waive a portion of its fees in order to prevent each Fund's total actual annual operating expenses from exceeding the amounts shown below. These fee waivers remain in place as of the date of this SAI, but either the Adviser or the Administrator may discontinue all or part of their voluntary waivers at any time. The "expense caps" that are currently in place for each of the Funds (and Classes) are as follows:

----------------------------------------------------------------------------------------------------------
FUND                                          CLASS                                       EXPENSE CAP
----------------------------------------------------------------------------------------------------------
Money Market                                  Institutional Shares                        0.45%
                                            --------------------------------------------------------------
                                              Investment Service Shares                   0.70%
                                            --------------------------------------------------------------
                                              Sweep Class Shares                          0.82%
----------------------------------------------------------------------------------------------------------
Tax-Free Money Market                         Institutional Shares                        0.43%
                                            --------------------------------------------------------------
                                              Investment Service Shares                   0.68%
                                            --------------------------------------------------------------
                                              Sweep Class Shares                          0.80%
----------------------------------------------------------------------------------------------------------
Equity                                        Institutional Shares                        1.25%
                                            --------------------------------------------------------------
                                              Class A Shares                              1.50%
                                            --------------------------------------------------------------
                                              Class B Shares                              2.25%
----------------------------------------------------------------------------------------------------------
Equity Income                                 Institutional Shares                        1.25%
                                            --------------------------------------------------------------
                                              Class A Shares                              1.50%
                                            --------------------------------------------------------------
                                              Class B Shares                              2.25%
----------------------------------------------------------------------------------------------------------
Investment Grade Bond                         Institutional Shares                        0.80%
                                            --------------------------------------------------------------
                                              Class A Shares                              1.05%
                                            --------------------------------------------------------------
                                              Class B Shares                              1.80%
----------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond                Institutional Shares                        0.80%
                                            --------------------------------------------------------------
                                              Class A Shares                              1.05%
                                            --------------------------------------------------------------
                                              Class B Shares                              1.80%
----------------------------------------------------------------------------------------------------------


THE SUB-ADVISER

GENERAL. Weiss, Peck & Greer Investments ("WPG"), is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C., Boston Partners Asset Management L.P., and Robeco-Sage Capital Management L.L.C. Under Robeco USA, Inc. the marketing and sales teams for the three firms have been joined to form one cohesive unit of distribution. Service and support functions (E.G., portfolio administration, legal, accounting) will also be provided by Robeco USA, Inc. to the underlying subsidiaries. Portfolio management and investment personnel of the three subsidiaries will remain unchanged and independent. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group is wholly owned by Rabobank. The Rabobank Group is a large cooperative bank in the Netherlands comprised of approximately 420 independent banks. The affiliation with a strong parent provides WPG international products and a stronger capital base. As of December 31, 2002, WPG had $18.1 billion in total assets under management, including $7.2 billion in tax-exempt assets and $3.8 billion in tax-exempt money market assets. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.


SUB-ADVISORY AGREEMENT WITH THE ADVISER. The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with WPG dated April 1, 1998 relating to the Tax-Free Money Market Fund. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Tax-Free Money Market Fund at any time, without the payment of any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser. The Sub-Advisory Agreement will immediately terminate in the event of its assignment or upon termination of the Advisory agreement between the Adviser and the Trust with regard to the Tax-Free Money Market Fund (as used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

SUB-ADVISORY FEES PAID TO THE SUB-ADVISER. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: 0.075% of the Fund's average daily net assets up to $150 million; 0.05% of the next $350 million of the Fund's average daily net assets, 0.04% of the next $500 million in average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion. For the fiscal years ended October 31, 2000, 2001 and 2002, the Adviser paid the Sub-Adviser the following advisory fees:


--------------------------------------------------------------------------------------------------------------------------------
                                                       FEES PAID                                     FEES WAIVED
                FUND                   -----------------------------------------------------------------------------------------

                                           2000          2001           2002            2000              2001             2002
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                    $60,430        $99,160       $114,387           $0                $0               $0
--------------------------------------------------------------------------------------------------------------------------------


THE ADMINISTRATOR


GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement extends for a term of five years, commencing on July 27, 1999, and is renewable for additional two year terms thereafter.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of each Fund's approximate average daily net assets. For the fiscal years ended October 31, 2000, 2001 and 2002, the Funds paid the Administrator the following fees:

---------------------------------------------------------------------------------------------------------------------------------
                                                          FEES PAID                                      FEES WAIVED
                 FUND                    ----------------------------------------------------------------------------------------
                                             2000            2001           2002            2000            2001            2002
---------------------------------------------------------------------------------------------------------------------------------
Money Market                               $583,832        $835,444       $860,149        $194,312        $278,395           $0
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                      $120,839        $207,382       $233,724         $40,191         $69,662           $0
---------------------------------------------------------------------------------------------------------------------------------
Equity                                     $850,574        $762,214       $529,631              $0              $0           $0
---------------------------------------------------------------------------------------------------------------------------------
Equity Income                               $49,178         $74,792        $74,924              $0              $0           $0
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                      $260,000        $270,800       $242,958              $0              $0           $0
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond              $49,178        $138,924       $155,222              $0              $0           $0
---------------------------------------------------------------------------------------------------------------------------------


THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated June 9, 1997 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor has its principal business address at Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

-----------------------------------------------------------------------------------------------------------------------------------
                                                             DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                  FUND                    -----------------------------------------------------------------------------------------
                                                                $100,000           $250,000          $500,000
                                             Less than        but less than     but less than      but less than     $1,000,000 and
                                              $100,000          $250,000           $500,000         $1,000,000            over
-----------------------------------------------------------------------------------------------------------------------------------
Equity                                         4.00%              3.50%             2.75%              1.00%              None
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income                                  4.00%              3.50%             2.75%              1.00%              None
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                          4.00%              3.50%             2.75%              1.00%              None
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond                 4.00%              3.50%             2.75%              1.00%              None
-----------------------------------------------------------------------------------------------------------------------------------

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.

DISTRIBUTION PLANS. The Trust has adopted separate Distribution Plans (the "Plans") for the Class A Shares and Class B Shares of the Equity and Bond Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually be a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Class A and Class B shares of the Funds will pay the Distributor a fee of 0.25% and 1.00%, respectively, of the average daily net assets of the shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers ("NASD") rules concerning sales charges.


PAYMENTS UNDER THE CLASS A PLAN. For the fiscal year ended October 31, 2000, 2001 and 2002, the Class A Shares of the Equity and Bond Funds incurred the following distribution expenses, pursuant to the Class A Plan:

---------------------------------------------------------------------------------------------------------------------------------
                     FUND                                   12B-1 FEES PAID               12B-1 FEES RETAINED BY THE DISTRIBUTOR
                                                 --------------------------------------------------------------------------------
                                                    2000        2001          2002          2000           2001           2002
---------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                       $17,680      $29,980      $25,624          $0             $0             $0
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     FUND                                   12B-1 FEES PAID               12B-1 FEES RETAINED BY THE DISTRIBUTOR
                                                 --------------------------------------------------------------------------------
                                                    2000        2001          2002          2000           2001           2002
---------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                   $117       $1,133        $1,099          $0             $0             $0
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                        $15,621      $13,020       $12,919          $0             $0             $0
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond Fund                  $667       $1,963        $2,095          $0             $0             $0
---------------------------------------------------------------------------------------------------------------------------------

PAYMENTS UNDER THE CLASS B PLAN. For the fiscal year ended October 31, 2000, 2001 and 2002, the Class B Shares of the Equity and Bond Funds incurred the following distribution expenses, pursuant to the Class B Plan:

---------------------------------------------------------------------------------------------------------------------------------
                     FUND                                   12B-1 FEES PAID               12B-1 FEES RETAINED BY THE DISTRIBUTOR
                                                 --------------------------------------------------------------------------------
                                                    2000        2001          2002          2000           2001           2002
---------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                       $131,892      $206,056     $174,495         $0            $0             $0
---------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                  $1,705        $8,192       $8,925         $0            $0             $0
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                          $1,816        $5,319      $13,397         $0            $0             $0
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond Fund                     $9        $1,248       $1,851         $0            $0             $0
---------------------------------------------------------------------------------------------------------------------------------


ADMINISTRATIVE AND SHAREHOLDER SERVICES PLANS

SWEEP CLASS SHARES. With respect to Sweep Class Shares of the Money Market Funds, the Trust has adopted a Shareholder Service Plan (the "Shareholder Service Plan") and an Administrative Services Plan (the "Administrative Services Plan"). Pursuant to the Shareholder Service Plan, the Distributor may pay fees to service providers that may provide, one or more of the following services to Sweep Class shareholders:

o    maintaining accounts;
o    arranging for bank wires;
o responding to shareholder inquiries relating to the services performed by the Distributor or any service provider;
o responding to inquiries from shareholders concerning their investments in Sweep Class Shares;
o assisting shareholders in changing dividend options, account designations, and addresses; and
o    other similar personal services.

Pursuant to the Administrative Services Plan, the Distributor may pay fees to service providers that may provide one or more of the following administrative services to Sweep Class Shares shareholders:

o    providing sub-accounting services;
o    providing account information periodically to shareholders;
o forwarding shareholder communications from the Fund (such as proxies, prospectuses, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders;
o processing purchase, exchange and redemption requests from shareholders, either directly or through cash "sweep" or similar cash management programs administered on behalf of shareholders, and placing such orders with the Fund or its service providers;
o    processing dividend payments from the Fund on behalf of the shareholders;
     and
o providing such other similar administrative services to the extent the services do not constitute "personal services" within the meaning of NASD Conduct Rule 2830.


INVESTMENT SERVICE SHARES. With respect to the Investment Service Shares of the Money Market Funds, the Trust has adopted a Shareholder Service Plan (the "Service Plan"). Pursuant to the Service Plan, the Distributor may pay fees to administrators for administrative services provided to Investment Service Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to:


o    communicating account openings;
o    communicating account closings;
o    entering purchase transactions;
o    entering redemption transactions;
o    providing or arranging to provide accounting support for all transactions;
o    wiring funds and receiving funds for Share purchases and redemptions;
o    confirming and reconciling all transactions;
o    reviewing the activity in Fund accounts;
o    providing training and supervision of broker personnel;
o posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and
o maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.


PAYMENTS UNDER THE SHAREHOLDER SERVICE PLAN, ADMINISTRATIVE SERVICE PLAN AND SERVICE PLAN. For the fiscal year ended October 31, 2002, the Investment Service Shares and the Sweep Class Shares of the Money Market Funds were subject to shareholder servicing fees under its Shareholder Service Plan for which the Money Market Fund paid $860,716, and the Tax-Free Money Market Fund paid $213,055, none of which was waived. The Sweep Class Shares of the Money Market Funds were subject to administrative services plan for which the Money Market Fund paid $188,251 and the Tax-Free Money Market Fund paid $15,660, none of which was waived.


THE TRANSFER AGENT

State Street Bank and Trust Company (the "Transfer Agent") serves as transfer agent for the Trust and Boston Financial Data Services, Inc. (the "Servicing Agent") serves as the Trust's servicing agent. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. The Transfer Agent pays the Servicing Agent's compensation.

THE CUSTODIAN

Compass Bank, Birmingham, Alabama, acts as the custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANT

Deloitte & Touche LLP, serves as the independent public accountant of the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's six Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1997) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily

Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1997) -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The MDL Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1997) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments, since 1974. Secretary of SEI Investments, since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee (Since 1997) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation, since 1984. Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1997) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President, Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer, Jos. Schlitz Brewing Company, before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1997) -- Partner, Dechert Price & Rhoads (law firm), September 1987 - December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee (Since 1999)-- Chief Executive Officer, Newfound Consultants Inc., since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996. Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996. Treasurer and Clerk, Peak Asset Management, Inc., since 1991. Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI

Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet in the Trust's most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 ("1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in the Trust's most recently completed fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
       NAME                    DOLLAR RANGE OF FUND SHARES (FUND)*                 AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------------------------------------------------------------------------------------------------------------------------
      Nesher                        None (Money Market Fund)                                           None
                     --------------------------------------------------------
                               None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
      Cooney                        None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
       Doran                        None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
     Patterson                      None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       NAME                    DOLLAR RANGE OF FUND SHARES (FUND)*                 AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------------------------------------------------------------------------------------------------------------------------
      Peters                        None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
      Storey                        None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
     Sullivan                       None (Money Market Fund)                                           None
                     --------------------------------------------------------
                                None (Tax-Free Money Market Fund)
                     --------------------------------------------------------
                                       None (Equity Fund)
                     --------------------------------------------------------
                                    None (Equity Income Fund)
                     --------------------------------------------------------
                                None (Investment Grade Bond Fund)
                     --------------------------------------------------------
                           None (Tax-Free Investment Grade Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------

*    Valuation date is December 31, 2002.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
         Name                Aggregate          Pension or Retirement         Estimated Annual         Total Compensation from the
                           Compensation      Benefits Accrued as Part of        Benefits Upon            Trust and Fund Complex*
                                                    Fund Expenses                Retirement
------------------------------------------------------------------------------------------------------------------------------------
        Nesher                  $0                       N/A                         N/A                             $0
------------------------------------------------------------------------------------------------------------------------------------
        Cooney                $4,382                     N/A                         N/A                         $4,382
------------------------------------------------------------------------------------------------------------------------------------
        Doran                     $0                     N/A                         N/A                             $0
------------------------------------------------------------------------------------------------------------------------------------
      Patterson               $4,613                     N/A                         N/A                         $4,613
------------------------------------------------------------------------------------------------------------------------------------
        Peters                $4,613                     N/A                         N/A                         $4,613
------------------------------------------------------------------------------------------------------------------------------------
        Storey                $4,613                     N/A                         N/A                         $4,613
------------------------------------------------------------------------------------------------------------------------------------
       Sullivan               $4,613                     N/A                         N/A                         $4,613
------------------------------------------------------------------------------------------------------------------------------------

*    The Trust is the only investment company in the "Fund Complex."


TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (DOB 06/30/64) -- President -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 - 2000. Associate, Pepper Hamilton LLP (law firm), 1997 - 1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994 - 1997.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

PETER GOLDEN (DOB 06/27/64) -- Controller and Chief Financial Officer -- Accounting Director of the Administrator since June 2001. Vice President of Funds Administration , J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting, Chase Manhattan Bank, 1997-2000. Administrative Officer of Mutual Fund Servicing, Brown Brothers Harriman & Co., prior to 1997.

JENNIFER SPRATLEY, CPA (DOB 02/13/69) -- Treasurer and Chief Financial Officer -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

SHERRY KAJDAN VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

JOHN C. MUNCH (DOB 05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate, Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel (law firm), 1996-1998.


JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary - Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000. B.A. Political Science, University of Pennsylvania, 1986. MBA, Temple University, 2000.


PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, tax equivalent yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as

Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Money Market Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

  TAX EQUIVALENT YIELD  =      E    +    T
                            ------
                              1-P

E = the portion of the yield which is tax-exempt
P = stated income tax rate
T = the portion of the yield which is taxable


The yield for the Institutional Shares of the Money Market Fund for the seven-day period ended October 31, 2002 was 1.40% and the effective yield for the same seven-day period was 1.41%. The yield for the Investment Services Shares of the Money Market Fund for the same period was 1.15% and the effective yield for the same seven-day period was 1.16%. The yield for the Sweep Class Shares of the Money Market Fund for the seven-day period was 1.03% and the effective yield for the same seven-day period was 1.04%. The yield for the Institutional Shares of the Tax-Free Money Market Fund for the seven-day period ended October 31, 2002 was 1.47% and the effective yield for the same seven-day period was 1.48%. The yield for the Investment Service Shares of the Tax-Free Money Market Fund for the same period was 1.22% and the effective yield for the same seven-day period was 1.23%. The yield for the Sweep Class Shares of the Tax-Free Money Market Fund for the seven-day period was 1.10% and the effective yield for the same seven-day period was 1.11%.

The tax-equivalent yield of the Tax-Free Money Market Fund Institutional Shares for the seven-day period ended October 31, 2002 was 2.43% and the tax-equivalent effective yield for the same period was 2.45%. The tax-equivalent yield of the Tax-Free Money Market Fund Investment Shares for the seven-day period ended was 2.02% and the tax-equivalent effective yield for the same period was 2.04%. The tax-equivalent yield of the Tax-Free Money Market Fund Sweep Class Shares for the seven-day period was 1.82% and the tax-equivalent effective yield for the same period was 1.84%.


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

THIRTY-DAY YIELD


The Equity and Bond Funds may advertise a thirty-day yield. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Investment Grade Bond Fund yield for the thirty-day period ended October 31, 2002 was as follows: Class A Shares 3.16%, Class B Shares 2.55% and Institutional Shares 3.54%. The Tax-Free Investment Grade Bond Fund yield for the thirty-day period ended October 31, 2002 was as follows: Class A Shares 2.48%, Class B Shares 1.84% and Institutional Shares 2.84%.


CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.


HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the Funds was as follows for the one-year, five-year, ten-year and since inception periods ended October 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                 FUND (INCEPTION DATE)                                          AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------------------------
                                                            ONE YEAR          FIVE YEARS          TEN YEARS        SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
    Institutional Shares (06/09/1997)                        1.56%              4.44%               4.38%1              4.73%1
------------------------------------------------------------------------------------------------------------------------------------
    Investment Service Shares (02/05/1990)                   1.31%              4.18%               4.24%               4.62%
------------------------------------------------------------------------------------------------------------------------------------
    Sweep Class (08/01/2000)                                 1.18%              4.06%1              4.11%1              4.47%1
------------------------------------------------------------------------------------------------------------------------------------
  TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
    Institutional Shares (04/14/1999)                        1.28%                *                   *                 2.76%1
------------------------------------------------------------------------------------------------------------------------------------
    Investment Service Shares (05/20/1998)                   1.02%                *                   *                 2.56%1
------------------------------------------------------------------------------------------------------------------------------------
    Sweep Class (08/01/2000)                                 0.90%                *                   *                 2.44%1
------------------------------------------------------------------------------------------------------------------------------------
  EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
    Institutional Shares (06/13/1997)                       -23.15%            -1.01%                 *                 6.26%2
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without load) (11/24/1997)              -23.33%           -1.21%3                 *                 6.14%3
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (load) (11/24/1997)                      -26.39%           -2.01%3                 *                 5.67%3
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (without load) (11/16/1998)              -23.96%           -1.80%3                 *                 5.79%3
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (load) (11/16/1998)                      -27.77%           -1.94%3                 *                 5.79%3
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS(4)                           -23.15%           -2.76%                  *                 4.50%5
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION4              -14.22%           -0.50%                  *                 5.08%5
------------------------------------------------------------------------------------------------------------------------------------
    EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
    Institutional Shares(03/03/2000)                        -21.66%               *                   *                -16.47%
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without load) (03/10/2000)              -21.87%               *                   *                -16.10%
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (load) ( 03/10/2000)                     -25.01%               *                   *                -17.40%
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (without load) (03/15/2000)              -22.36%               *                   *                -16.84%
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (load) (03/15/2000)                      -26.24%               *                   *                -17.75%
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS(4)                           -21.83%               *                   *                -17.00%
------------------------------------------------------------------------------------------------------------------------------------
  AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION(4)            -13.28%               *                   *                -12.65%
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                 FUND (INCEPTION DATE)                                          AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------------------------
                                                            ONE YEAR          FIVE YEARS          TEN YEARS        SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares (06/13/1997)                          6.88%              7.24%               6.27%6              6.56%6
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without load) (04/20/1992)               6.61%              6.97%               6.14%               6.43%
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (load) (04/20/1992)                       2.36%              6.10%               5.70%               6.01%
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (without load)(11/16/1998)                5.82%              6.90%6              6.10%6              6.40%6
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (load) (11/16/1998)                       0.82%              6.75%6              6.10%6              6.40%6
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS(7)                            0.47%              4.05%               3.46%               3.57%
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION(7)             1.38%              3.84%               3.40%               3.48%
------------------------------------------------------------------------------------------------------------------------------------
  TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
    Institutional Shares (03/03/2000)                        5.50%                *                   *                 8.25%
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (without load) (03/10/2000)               5.24%                *                   *                 7.77%
------------------------------------------------------------------------------------------------------------------------------------
    Class A Shares (load) (03/10/2000)                       1.06%                *                   *                 6.11%
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (without load) (06/23/2000)               4.36%                *                   *                 6.81%
------------------------------------------------------------------------------------------------------------------------------------
    Class B Shares (load) (06/23/2000)                      -0.64%                *                   *                 5.63%
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS(4)                            5.41%                *                   *                 8.21%
------------------------------------------------------------------------------------------------------------------------------------
  AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION(4)             4.99%                *                   *                 7.51%
------------------------------------------------------------------------------------------------------------------------------------

1 Performance for periods prior to class inception date is based on Investment Service Shares, restated to reflect actual class expenses. Investment Services Shares' prior performance has been adjusted to reflect the higher expenses of Sweep Class Shares, but has not been adjusted to reflect the lower total annual fund operating expenses of Institutional Shares.

2 Performance for periods prior to inception of Institutional Shares represents the performance of the Adviser's similarly managed common trust fund, which commenced operations on October 13, 1993. The common trust fund's performance has been adjusted to reflect the expenses applicable to Institutional Shares. The common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust funds performance may have been lower.

3 Performance for periods prior to class inception date is based on Institutional Shares, which includes the performance of the Adviser's similarly managed common trust fund (see note 2 above), restated to reflect the maximum applicable sales charges (as noted) and actual class expenses of Class A Shares and Class B Shares.

4 After-tax returns are shown for only the Institutional Shares. After-tax returns of other classes will vary.

5 After-tax returns are shown from the inception date of the Institutional Shares of the Fund. It is not possible to calculate after-tax returns for periods prior to the Fund's registration as a mutual fund and commencement of operations on June 13, 1997.

6 Performance for periods prior to class inception date is based on Class A Shares, restated to reflect actual expenses. Class A Shares' prior performance has been adjusted to reflect the higher expenses of Class B Shares, but has not been adjusted to reflect the lower total annual fund operating expenses of Institutional Shares.

7 After-tax returns are shown for only Class A Shares. After-tax returns of other classes will vary.

* An asterisk indicates that the Fund had not commenced operations for the period indicated.


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.


If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders to the extent they would qualify if the Funds were regular corporations. The Board reserves the right to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.


The Funds each may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income.

A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.


In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 30% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.


FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.


In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.


STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.


Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.


For the fiscal years ended October 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

------------------------------------------------------------------------------------------------------------------------------------
                  FUND                                       AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                          ------------------------------------------------------------------------------------------
                                                        2000                           2001                          2002
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                          $14,674                           $0                            $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                    $0                             $0                            $0
------------------------------------------------------------------------------------------------------------------------------------
Equity                                                $432,209                        $759,104                     $731,316
------------------------------------------------------------------------------------------------------------------------------------
Equity Income                                         $50,158                         $66,001                       $53,353
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                                  $2,094                           $0                            $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond                           $0                             $0                            $0
------------------------------------------------------------------------------------------------------------------------------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

------------------------------------------------------------------------------------------------------------------------------------
                  FUND                          TOTAL DOLLAR AMOUNT OF BROKERAGE            TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                                COMMISSIONS FOR RESEARCH SERVICES           INVOLVING BROKERAGE COMMISSIONS FOR
                                                                                                     RESEARCH SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $0                                            $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                          $0                                            $0
------------------------------------------------------------------------------------------------------------------------------------
Equity                                                      $654,213                                    $381,624,250
------------------------------------------------------------------------------------------------------------------------------------
Equity Income                                                $49,242                                    $28,724,500
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                                          $0                                            $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond                                 $0                                            $0
------------------------------------------------------------------------------------------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended October 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

------------------------------------------------------------------------------------------------------------------------------------
         FUND            AGGREGATE DOLLAR AMOUNT OF BROKERAGE    PERCENTAGE OF TOTAL BROKERAGE      PERCENTAGE OF TOTAL BROKERAGE
                        COMMISSIONS PAID TO AFFILIATED BROKERS  COMMISSIONS PAID TO AFFILIATED      TRANSACTIONS EFFECTED THROUGH
                                                                            BROKERS                      AFFILIATED BROKERS
------------------------------------------------------------------------------------------------------------------------------------
                            2000          2001         2002                  2002                               2002
------------------------------------------------------------------------------------------------------------------------------------
Money Market                $14,674      $20,936      $19,595                100%                              27.34%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market         $0           $0           $0                    0%                                 0%
------------------------------------------------------------------------------------------------------------------------------------
Equity                      $2,630       $3,199       $2,007                0.35%                              35.62%
------------------------------------------------------------------------------------------------------------------------------------
Equity Income                $410         $416         $393                 0.51%                              40.75%
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond       $2,094        $858        $1,314                 100%                              90.61%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment
Grade Bond                    $0           $0           $0                    0%                                 0%
------------------------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of October 31, 2002, the Equity Fund held $6,906,000 in repurchase agreements of Deutsche Bank, $5,542,000 in equity securities of Citigroup, $5,449,000 in equity securities of Morgan Stanley Dean Witter & Co., $4,545,000 in equity securities of General Electric and $3,528,000 in equity securities of JP Morgan Chase & Co. As of October 31, 2002, the Equity Income Fund held $1,244,000 in repurchase agreements of Deutsche Bank, $369,000 in equity securities of Citigroup, $51,000 in equity securities of General Electric and $41,000 in equity securities of JP Morgan Chase & Co. As of October 31, 2002, the Investment Grade Bond Fund held $3,228,000 in repurchase agreements of Deutsche Bank, $5,662,000 in debt securities of General Electric Capital, $4,402,000 in debt securities of Morgan Stanley Dean Witter & Co., $2,177,000 in debt securities of Goldman Sachs Group, Inc., $1,085,000 in debt securities of Merrill Lynch and $1,072,000 in debt securities of Citigroup. As of October 31, 2002, the Money Market Fund held $66,232,000 in repurchase agreements of Deutsche Bank, $57,903,000 in debt securities of General Electric Capital, $21,063,000 in debt securities of Morgan Stanley Dean Witter & Co., $15,357,000 in debt securities of Merrill Lynch, $10,036,000 in debt securities of Bear Stearns & Co., Inc. and $6,997,000 in debt securities of Goldman Sachs Group, Inc.



DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS


As of January 31, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

MONEY MARKET FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------
Compass Bank                                                            95,889,933.4200                  39.77%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank Treasury Management                                       135,513,000.0000                  56.21%
Attn:  Expedition Sweep Coordinator
3rd Floor North Service Center
PO Box 10566
Birmingham, AL  35296-0566

MONEY MARKET FUND
INVESTMENT SERVICE SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank Treasury Management                                       122,021,000.0000                  39.96%
Attn:  Expedition Sweep Coordinator
3rd Floor North Service Center
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                           149,121,318.3400                  48.83%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

TAX-FREE MONEY MARKET FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank                                                            12,697,601.9400                   18.57%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank Treasury Management                                        55,664,000.0000                   81.43%
Attn:  Expedition Sweep Coordinator
3rd Floor North Service Center
PO Box 10566
Birmingham, AL  35296-0566


                                       39


TAX-FREE MONEY MARKET FUND
INVESTMENT SERVICE SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank Treasury Management                                        7,700,000.0000                     9.86%
Attn:  Expedition Sweep Coordinator
3rd Floor North Service Center
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                            69,688,763.6800                   89.25%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

TAX-FREE MONEY MARKET FUND
SWEEP CLASS SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank Treasury Management                                        15,120,358.660                    80.44%
Attn:  Expedition Sweep Coordinator
3rd Floor North Service Center
PO Box 10566
Birmingham, AL  35296-0566

EQUITY FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank                                                            9,130,273.9480                    39.41%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                            13,544,799.0950                   58.47%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

EQUITY FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Fidelity Investments Instl. Ops Co., Inc FLLOC                            59,366.0000                      5.16%
As Agent for Almon Associates Inc.
401(k) Profit Sharing Plan 10477
100 Magellan Way #KW1C
Covington, KY  41015-1987


                                       40

EQUITY FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     61,026.2190                      5.31%
PO Box 2052
Jersey City, NJ  07303-2052

Fidelity Investments Instl. Ops Co., Inc FLLOC                            82,229.2310                      7.15%
As Agent for Taft Coal Sales & Associates Inc.
401(k) Plan 10388
100 Magellan Way #KW1C
Covington, KY 41015-1987

Fidelity Investments Instl. Ops Co., Inc FLLOC                            82,731.8780                       7.20%
As Agent for J F Day and Co Inc.
401(k) Profit Sharing Retirement Plan 10625
100 Magellan Way #KW1C
Covington, KY  41015-1987

EQUITY INCOME FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank                                                             132,028.9520                       5.99%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                             851,531.1380                      38.64%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                            1,208,738.0360                     54.85%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

EQUITY INCOME FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     2,653.3160                       5.45%
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette Securities Corporation Inc.                     2,722.4700                       5.59%
PO Box 2052
Jersey City, NJ  07303-2052


                                       41


EQUITY INCOME FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     2,902.6200                       5.96%
PO Box 2052
Jersey City, NJ  07303-2052


Donaldson Lufkin Jenrette Securities Corporation Inc.                     2,903.9710                       5.96%
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette Securities Corporation Inc.                     3,100.8350                        6.37%
PO Box 2052
Jersey City, NJ  07303-2052

Margery Miller Curtis & Marc Andrew Curtis JT TEN                         3,197.3800                        6.56%
3 Liberty Bell Circle
Houston, TX  77024-6303

Donaldson Lufkin Jenrette Securities Corporation Inc.                     3,271.0290                        6.72%
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette Securities Corporation Inc.                     6,406.3210                       13.15%
PO Box 2052
Jersey City, NJ  07303-2052

EQUITY INCOME FUND
INVESTMENT SHARES - CLASS B

SHAREHOLDER                                                            NUMBER OF SHARES       PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------       --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     18,218.0390                      15.00%
PO Box 2052
Jersey City, NJ  07303-2052

INVESTMENT GRADE BOND FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES        PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------        --------------------------------

Compass Bank                                                            4,215,260.8810                     40.13%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                            5,308,140.3580                     50.54%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566



                                       42


INVESTMENT GRADE BOND FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank                                                              25,202.2400                        5.00%
Custodian for the IRA of
Patricia A. Hyde
7200 Fairway Drive
Montgomery, AL  36116-6019

INVESTMENT GRADE BOND FUND
INVESTMENT SHARES - CLASS B

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     12,493.6950                      6.96%
PO Box 2052
Jersey City, NJ  07303-2052

TAX-FREE INVESTMENT GRADE BOND FUND
INSTITUTIONAL SHARES

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Compass Bank                                                            2,510,753.5930                    35.32%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

Compass Bank                                                            4,318,286.8720                    60.75%
Attn:  Trust Operations 3rd Level S
PO Box 10566
Birmingham, AL  35296-0566

TAX-FREE INVESTMENT GRADE BOND FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Jimmy R. Cruse                                                            2,839.8650                       9.08%
3676 Cedar Springs Road
Jacksonville, AL  36265-6113

Donaldson Lufkin Jenrette Securities Corporation Inc.                     8,782.8250                      28.09%
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette Securities Corporation Inc.                     8,826.2040                      28.23%
PO Box 2052
Jersey City, NJ  07303-2052


                                       43


TAX-FREE INVESTMENT GRADE BOND FUND
INVESTMENT SHARES - CLASS A

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Margery Miller Curtis & Marc Andrew Curtis JT TEN                         9,327.9000                      29.84%
3 Liberty Bell Circle
Houston, TX  77024-6303

TAX-FREE INVESTMENT GRADE BOND FUND
INVESTMENT SHARES - CLASS B

SHAREHOLDER                                                            NUMBER OF SHARES     PERCENTAGE OF OUTSTANDING SHARES
-----------                                                            ----------------     --------------------------------

Donaldson Lufkin Jenrette Securities Corporation Inc.                     2,374.4870                      10.15%
PO Box 2052
Jersey City, NJ  07303-2052

Terry F. Yanda                                                            2,771.9680                      11.85%
Dawn Elaine Yanda JT TEN
1071 Button Rock Drive
Longmont, CO  80501-8667

Richard S. Rosa                                                           4,144.4200                      17.72%
11901 Portofino Drive
Austin, TX  78732-2042

Donaldson Lufkin Jenrette Securities Corporation Inc.                     4,526.8680                      19.36%
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette Securities Corporation Inc.                     7,704.7250                      32.95%
PO Box 2052
Jersey City, NJ  07303-2052


EXPERTS


The financial statements incorporated by reference in the prospectuses have been audited by Deloitte & Touche LLP, independent public accountant, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 2002, including notes thereto dated December 13, 2002, and the report of Deloitte & Touche LLP thereon, are herein incorporated by reference. A copy of the 2002 Annual Report to Shareholders must accompany the delivery of this SAI.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1      This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2      Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -    Leading market positions in well-established industries.

      -    High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1   Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2   Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION

ITEM 23. Exhibits:

(a)(1) Declaration of Trust, dated August 7, 1989, is incorporated herein by reference to Exhibit (b)(1) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.
(a)(2) Amendment No. 1 to the Declaration of Trust, dated November 8, 1989, is incorporated herein by reference to Exhibit (b)(1)(i) of Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on November 16, 1989.
(a)(3) Amendment No. 2 to the Declaration of Trust, dated May 18, 1990, is incorporated herein by reference to Exhibit (b)(1)(ii) of Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on May 21, 1990.
(a)(4)   Amendment Nos. 3 (dated September 6, 1990), 4 (dated February 13,
         1991), and 5 (dated August 23, 1991) to the Declaration of Trust are incorporated herein by reference to Exhibit (b)(1)(iii) of Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) as filed with the SEC on September 11, 1991.
(a)(5) Amendment No. 6 to the Declaration of Trust, dated October 29, 1991, is incorporated herein by reference to Exhibit (b)(1)(iv) of Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) as filed with the SEC on February 14, 1992.
(a)(6) Amendment No. 7 to the Declaration of Trust, dated February 12, 1992, is incorporated herein by reference to Exhibit (b)(1)(v) of Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) as filed with the SEC on September 28, 1992.
(a)(7) Amendment Nos. 8 and 9 to the Declaration of Trust, dated November 18, 1993, are incorporated herein by reference to Exhibit (b)(1)(vi) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(a)(8) Amendment No. 10 to the Declaration of Trust, dated October 29, 1996, is incorporated herein by reference to Exhibit (1)(g) of Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) as filed with the SEC on June 4, 1997.
(a)(9) Amendment No. 12 to the Declaration of Trust, dated May 19, 1997, is incorporated herein by reference to Exhibit (1)(h) of Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) as filed with the SEC on January 15, 1998.
(a)(10) Amendment No. 13 to the Declaration of Trust, dated August 25, 1997, is incorporated herein by reference to Exhibit (1)(i) of Registrant's Post-Effective

         Amendment No. 28 on Form N-1A (File No. 33-30950) as filed with the SEC on January 15, 1998.
(a)(11) Amendment No. 14 to the Declaration of Trust, dated February 23, 1998, is incorporated herein by reference to Exhibit (b)(1)(j) of Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) as filed with the SEC on September 16, 1998.
(a)(12) Specimen Certificate for Share of Beneficial Interest as it relates to The Starburst Municipal Income Fund is incorporated herein by reference to Exhibit 4(i) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33- 30950) as filed with the SEC on December 29, 1995.
(a)(13) Specimen Certificate for Shares of Beneficial Interest as it relates to The Starburst Government Income Fund is incorporated herein by reference to Exhibit (a)(12) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(a)(14) Specimen Certificate for Shares of Beneficial Interest as it relates to The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference to Exhibit (a)(13) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(a)(15) Specimen Certificate for Shares of Beneficial Interest as it relates to The Starburst Government Money Market Fund-Trust Shares is incorporated herein by referenceto Exhibit (a)(14) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(a)(16) Specimen Certificate for Shares of Beneficial Interest as it relates to The Starburst Money Market Fund-Investment Shares is incorporated herein by reference to Exhibit (a)(15) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(a)(17) Specimen Certificate for Shares of Beneficial Interest as it relates to The Starburst Money Market Fund-Trust Shares is incorporated herein by reference to Exhibit (a)(16) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(b) By-Laws are incorporated herein by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(c)      Not Applicable.
(d)(1) Investment Advisory Contract, dated April 17, 1992, of the Registrant as it relates to The Starburst Government Income Fund (Exhibit A, dated April 17, 1992), The Starburst Government Money Market Fund (Exhibit B, dated May 27, 1992), The Starburst Money Market Fund (Exhibit C, dated May 27, 1992) and The Starburst Municipal Income Fund (Exhibit D, dated May 27, 1992) is incorporated herein by reference to Exhibit (5)(i) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(d)(2) Investment Management Contract of the Registrant as it relates to The Starburst Equity Fund (Exhibit A, dated December 1, 1993) is incorporated herein by reference to Exhibit (5)(ii) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(d)(3) Investment Advisory Contract of the Registrant as it relates to The Expedition Equity Fund (Exhibit E, dated June 1, 1997) is incorporated herein by reference to Exhibit (5)(b) of Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) as filed with the SEC on January 30, 1998.
(d)(4) Investment Advisory Contract of the Registrant as it relates to The Expedition Tax-Free Money Market Fund (Exhibit F, dated April 1, 1998) is incorporated herein by reference to Exhibit (5)(c) of Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) as filed with the SEC on September 16, 1998.

(d)(5) Investment Sub-Advisory Agreement, dated April 1, 1998, between the Adviser and Weiss, Peck & Greer, L.L.C. is incorporated herein by reference to Exhibit (d)(5) of Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1998.

(d)(6) Investment Advisory Contract of the Registrant as it relates to The Expedition Equity Income Fund (Exhibit G, dated March 1, 2000) is incorporated herein by reference to Exhibit (d)(6) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.
(d)(7) Investment Advisory Contract of the Registrant as it relates to The Expedition Tax- Free Investment Grade Bond Fund (Exhibit H, dated
         March 1, 2000) is incorporated herein by reference to Exhibit (d)(7) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.
(d)(8) Investment Advisory Contract of the Registrant as it relates to The Expedition Investment Grade Bond Fund (formerly, The Expedition Bond
         Fund) (Exhibit I, dated March 1, 2000) is incorporated herein by reference to Exhibit (d)(8) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.
(e)(1) Distributor's Contract, dated August 30, 1990, of the Registrant as it relates to The Starburst Government Money Market Fund and The Starburst Money Market Fund -Trust Shares (Exhibit A, dated April 29, 1991), The Starburst Government Money Market Fund and The Starburst Money Market Fund - Investment Shares (Exhibit B, dated April 29, 1991), The Starburst Municipal Income Fund (Exhibit C, dated November 7, 1991), The Starburst Government Income Fund (Exhibit D, dated April 17, 1992), The Starburst Equity Fund (Exhibit E, dated December 1, 1993), The Starburst Government Money Market Fund and The Starburst Money Market Fund (Exhibit F, dated June 1, 1994) is incorporated herein by reference to Exhibit
                                       C-3

         (6) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(e)(2) Distribution Agreement, dated June 9, 1997, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (b)(6)(a) of Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) as filed with the SEC on January 30, 1998.
(f)      Not applicable.
(g) Custodian Agreement between the Registrant and Central Bank of the South, dated January 2, 1992, is incorporated herein by reference to Exhibit (8) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(h)(1) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement, dated December 1, 1994, is incorporated herein by reference to Exhibit (9)(i) of Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) as filed with the SEC on December 28, 1994.
(h)(2) Sales Agreement with Federated Securities Corp., dated May 2, 1994, is incorporated herein by reference to Exhibit (9)(ii) of Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) as filed with the SEC on August 3, 1994.
(h)(3) Electronic Communications and Record Keeping Agreement, dated June 9, 1997, is incorporated herein by reference to Exhibit (9)(iii) of Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) as filed with the SEC on August 3, 1994.
(h)(4) Administration Agreement, dated June 9, 1997, between the Registrant and SEI Fund Resources, is incorporated herein by reference to Exhibit
         (b)(9)(c) of Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) as filed with the SEC on January 30, 1998.
(h)(5) Amended and Restated Administration Agreement, dated July 27, 1999, between the Registrant and SEI Investments Mutual Funds Services (formerly, SEI Fund Resources) is incorporated herein by reference to Exhibit (h)(5) of Registrant's Post-Effective Amendment No. 34 on Form N-1A (File No. 33-30950) as filed with the SEC on December 16, 1999.
(h)(6) Shareholder Service Plan and Agreement, dated June 9, 1997, as it relates to the Investment Service Shares is incorporated herein by reference to Exhibit (h)(5) of Registrant's Post-Effective Amendment No. 32 on Form N-1A (File No. 33-30950) as filed with the SEC on February 26, 1999.
(h)(7) Administrative Services Plan and Agreement, dated May 25, 2000, as it relates to the Class S Shares is incorporated herein by reference to Exhibit (h)(7) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.

(h)(8) Shareholder Service Plan and Agreement, dated May 25, 2000, as it relates to the Class S Shares is incorporated herein by reference to Exhibit (h)(8) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
(h)(9) Sub-Administration Agreement, dated January 10, 2001 between SEI Investments Mutual Funds Services and Compass Bank is incorporated herein by reference to Exhibit (h)(9) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.
(i)      Opinion and Consent of Counsel is filed herewith.
(j)      Consent of Independent Auditors is filed herewith.
(k)      Not applicable.
(l) Initial Capital Understanding was filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on November 16, 1989.
(m)(1) Distribution Plan, dated April 29, 1991, as it relates to The Starburst Government Money Market Fund - Investment Shares (Exhibit A, dated April 29, 1991), The Starburst Money Market Fund - Investment Shares (Exhibit B, dated April 29, 1991), The Starburst Municipal Income Fund (Exhibit C, dated November 7, 1991), The Starburst Government Income Fund (Exhibit D, dated April 17, 1992), The Starburst Equity Fund (Exhibit E, dated December 1, 1993), The Starburst Government Money Market Fund - Investment Shares (Exhibit F, dated June 1, 1994) and The Starburst Money Market Fund - Investment Shares (Exhibit G, dated June 1, 1994) is incorporated herein by reference to Exhibit (15)(i) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.
(m)(2)   Form of 12b-1 Agreement is incorporated herein by reference to Exhibit
         (15)(ii) of Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) as filed with the SEC on December 27, 1996.
(m)(3) Amended and Restated Distribution Plan is incorporated herein by reference to Exhibit (b)(15)(b) of Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) as filed with the SEC on June 4, 1997.
(m)(4) Distribution and Service Plan for the Class B Shares dated May 18, 1998 is incorporated herein by reference to Exhibit (b)(15)(c) of Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) as filed with the SEC on September 16, 1998.
(n)      Not applicable.
(o)(1) Multiple Class Plan of the Registrant, dated June 1, 1995, is incorporated herein by reference to Exhibit (b)(18) of Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(o)(2) Rule 18f-3 Multiple Class Plan, dated May 1998 is incorporated herein by reference to Exhibit (b)(18)(a) of Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) as filed with the SEC on September 16, 1998.

(o)(3) Rule 18f-3 Multiple Class Plan, dated May 1998 as amended May 2000 is filed herewith.
(o)(4) Amended Schedule A to the Rule 18f-3 Multiple Class Plan dated May, 1998 as amended May 2000 is filed herewith.
(p)(1) Registrant's Code of Ethics, dated November 13, 1995 is incorporated herein by reference to Exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) as filed with the SEC on May 30, 2000.
(p)(2) Registrant's Code of Ethics dated November 13, 1995, revised as of November 13, 2001, is filed herewith.

(p)(3) Sub-Adviser's Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of The Arbor Fund's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-50718) as filed with the SEC on March 16, 2000.

(p)(4) SEI Investments Company Code of Ethics and Insider Trading Policy, dated December 2000, is incorporated herein by reference to Exhibit
         (p)(3) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.

(p)(5) SEI Investments Company Code of Ethics and Insider Trading Policy, dated December 2001, is filed herewith.

ITEM 24. Persons Controlled by or Under Common Control with Registrant:

See the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25. Indemnification:

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).


ITEM 26. Business and Other Connections of Investment Adviser:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The directors and executive officers of the investment adviser are:

                                                                  OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION, OR
NAME                        POSITION WITH THE ADVISER             EMPLOYMENT
                            -------------------------             ---------------------------
D. Paul Jones, Jr.          Director, Chairman, President,        Chairman, Chief Executive
                            and Chief Executive Officer           Officer and Director of Compass
                                                                  Bancshares, Inc.; Director of
                                                                  Golden Enterprises, Inc. (snack
                                                                  food distribution and sales), the
                                                                  principal business address of
                                                                  which is 110 South Sixth Street,
                                                                  Birmingham, Alabama 35205;

                                                                  Director of Russell Lands, Inc.
                                                                  (resort land development,
                                                                  residential construction, and
                                                                  building supply stores), the
                                                                  principal business address of
                                                                  which is 1 Willowpoint Road,
                                                                  Alexander City, Alabama 35010

Charles E. McMahen          Director and Vice Chairman            Vice Chairman and Director of
                                                                  Compass Bancshares, Inc.

E. Lee Harris, Jr.          Director and Executive Vice
                            President, Human Resources

Garrett R. Hegel            Director and Chief Financial          Chief Financial Officer of
                            Officer                               Compass Bancshares, Inc.

G. Ray Stone                Director, Senior Executive Vice       Senior Executive Vice President and
                            President and Chief Credit Policy     Chief Credit Policy Officer of
                            Officer                               Compass Bancshares, Inc.

George M. Boltwood          Director and Executive Vice
                            President, Corporate Banking
                            Executive

James D. Barri              Director, and Executive Vice
                            President, Retail Banking
                            Executive

Jerry W. Powell             General Counsel and Secretary         General Counsel and Secretary of
                                                                  Compass Bancshares, Inc.




                                                                  OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION, OR
NAME                        POSITION WITH THE ADVISER             EMPLOYMENT
                            -------------------------             ---------------------------
Timothy L. Journy           Chief Accounting Officer and
                            Controller

William C. Helms            Director and Executive Vice
                            President, Asset Management Group

Clayton D. Pledger          Director, Executive Vice President
                            and Chief Information Officer

Noah D. Zecher              Executive Vice President, Retail      Chief Executive Officer and
                            Investment Sales                      President of Compass Brokerage,
                                                                  Inc.

                                                                  Chief Executive Officer and
                                                                  President of Compass Bancshares
                                                                  Insurance, Inc.

                                                                  Chief Executive Officer and
                                                                  President of Compass Insurance
                                                                  Agency, Inc.

                                                                  Chief Executive Officer and
                                                                  President of Compass Bancshares
                                                                  Insurance Agency of Florida, Inc.

                                                                  Chief Executive Officer and
                                                                  President of CSN Insurance
                                                                  Agency, Inc.

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Brokerage, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         STI Classic Funds                                    May 29, 1992
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         SEI Insurance Products Trust                         March 29, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         First Focus Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         MDL Funds                                            January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                             POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                         WITH UNDERWRITER                                     WITH REGISTRANT
----                         ----------------                                     --------------------------

Alfred P. West, Jr.          Director, Chairman of the Board of Directors                          --
Richard B. Lieb              Director, Executive Vice President                                    --
Carmen V. Romeo              Director                                                              --
Mark J. Held                 President & Chief Operating Officer                                   --
Dennis J. McGonigle          Executive Vice President                                              --
Robert M. Silvestri          Chief Financial Officer & Treasurer                                   --
Todd Cipperman               Senior Vice President & General Counsel                               --
Carl A. Guarino              Senior Vice President                                                 --
Jack May                     Senior Vice President                                                 --
Kevin P. Robins              Senior Vice President                                                 --
Patrick K. Walsh             Senior Vice President                                                 --
Wayne M. Withrow             Senior Vice President                                                 --
Robert Aller                 Vice President                                                        --
John D. Anderson             Vice President & Managing Director                                    --
Timothy D. Barto             Vice President & Assistant Secretary                                  --
Robert Crudup                Vice President & Managing Director                                    --
Richard A. Deak              Vice President & Assistant Secretary                                  --
Scott W. Dellorfano          Vice President & Managing Director                                    --
Barbara Doyne                Vice President                                                        --
Jeff Drennen                 Vice President                                                        --
Scott C. Fanatico            Vice President & Managing Director                                    --
Vic Galef                    Vice President & Managing Director                                    --
Steven A. Gardner            Vice President & Managing Director                                    --
Lydia A. Gavalis             Vice President & Assistant Secretary                                  --
Greg Gettinger               Vice President & Assistant Secretary                                  --
Kathy Heilig                 Vice President                                                        --
Jeff Jacobs                  Vice President                                                        --
Bridget Jensen               Vice President                                                        --
Samuel King                  Vice President                                                        --
John Kirk                    Vice President & Managing Director                                    --
Kim Kirk                     Vice President & Managing Director                                    --
John Krzeminski              Vice President & Managing Director                                    --
Karen LaTourette             Secretary                                                             --
Alan H. Lauder               Vice President                                                        --
Paul Lonergan                Vice President & Managing Director                                    --
Ellen Marquis                Vice President                                                        --
Christine McCullough         Vice President & Assistant Secretary                                  --
Carolyn McLaurin             Vice President & Managing Director                                    --
Mark Nagle                   Vice President                                                        --
Joanne Nelson                Vice President                                                        --
Rob Redican                  Vice President                                                        --
Maria Rinehart               Vice President                                                        --
Steve Smith                  Vice President                                                        --




                             POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                         WITH UNDERWRITER                                     WITH REGISTRANT
----                         ----------------                                     --------------------------


Daniel Spaventa              Vice President                                                        --
Kathryn L. Stanton           Vice President                                                        --
Sherry K. Vetterlein         Vice President & Assistant Secretary                                  --
Lori L. White                Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.      Vice President & Assistant Secretary                                  --



ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:


                           SEI Investments Global Funds Services
                           Oaks, PA  19456


         (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Advisers:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233


                           Weiss, Peck & Greer Investments
                           One New York Plaza
                           New York, New York 10004

ITEM 29. Management Services:  None.

ITEM 30. Undertakings:  None.

                                     NOTICE

         A copy of the Declaration of Trust of Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to Registrant Statement No. 033-30950 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of February, 2003.

                                            THE EXPEDITION FUNDS

                                            By  /S/ JAMES R. FOGGO
                                            ---------------------------------
                                            James R. Foggo

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

          *                    Trustee                         February 28, 2003
------------------------
William M. Doran

          *                    Trustee                         February 28, 2003
------------------------
Dr. Robert A. Patterson

          *                    Trustee                         February 28, 2003
------------------------
George J. Sullivan, Jr.

          *                    Trustee                         February 28, 2003
------------------------
Robert A. Nesher

          *                    Trustee                         February 28, 2003
------------------------
James M. Storey

          *                    Trustee                         February 28, 2003
------------------------
Eugene B. Peters

          *                    Trustee                         February 28, 2003
------------------------
John T. Cooney

/S/ JAMES R. FOGGO             President                       February 28, 2003
------------------------
James R. Foggo

/s/ PETER GOLDEN               Controller &
------------------------
Peter Golden                   Chief Financial Officer         February 28, 2003

*By
/S/ JAMES R. FOGGO
------------------------
      James R. Foggo
      Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James R. Foggo                              Date:      2/10/03
--------------------------------------          -------------------------------
James R. Foggo
President

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Peter Golden                                Date:      2/11/03
---------------------------------------------   -------------------------------
Peter Golden
Controller and Chief Financial Officer

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                         Date:      02/19/03
----------------------------------           ----------------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ John T. Cooney                              Date:      2/7/2003
----------------------------------              --------------------------------
John T. Cooney
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William M. Doran                            Date:      2/12/03
----------------------------------              -------------------------------
William M. Doran
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Patterson                         Date:      2/07/03
-------------------------------                 -------------------------------
Robert A. Patterson
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Eugene B. Peters                            Date:      2/14/03
----------------------------------              -------------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                             Date:      2/10/2003
----------------------------------              -------------------------------
James M. Storey
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan, Jr.                     Date:      2/7/2003
----------------------------------              -------------------------------
George J. Sullivan, Jr.
Trustee
                                      C-23

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Jennifer Spratley                           Date:      2/7/2003
-------------------------------------           -------------------------------
Jennifer Spratley
Treasurer and Chief Financial Officer

 EXHIBIT INDEX

NUMBER         EXHIBIT:
------         --------

EX-99.A1 Declaration of Trust, dated August 7, 1989, is incorporated herein by reference to Exhibit (b)(1) of Registrant's Post-Effective Amendment No. 22 on(File No. 33-30950) as filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.

EX-99.A2 Amendment No. 1 to the Declaration of Trust, dated November 8, 1989, is incorporated herein by reference to Exhibit (b)(1)(i) of Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on November 16, 1989.

EX-99.A3 Amendment No. 2 to the Declaration of Trust, dated May 18, 1990, is incorporated herein by reference to Exhibit (b)(1)(ii) of Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on May 21, 1990.

EX-99.A4       Amendment Nos. 3 (dated September 6, 1990), 4 (dated February 13,
               1991), and 5 (dated August 23, 1991) to the Declaration of Trust are incorporated herein by reference to Exhibit (b)(1)(iii) of Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) as filed with the SEC on September 11, 1991.

EX-99.A5 Amendment No. 6 to the Declaration of Trust, dated October 29, 1991, is incorporated herein by reference to Exhibit (b)(1)(iv) of Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) as filed with the SEC on February 14, 1992.

EX-99.A6 Amendment No. 7 to the Declaration of Trust, dated February 12, 1992, is incorporated herein by reference to Exhibit (b)(1)(v) of Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) as filed with the SEC on September 28, 1992.

EX-99.A7 Amendment Nos. 8 and 9 to the Declaration of Trust, dated November 18, 1993, are incorporated herein by reference to Exhibit (b)(1)(vi) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1995.

EX-99.A8 Amendment No. 10 to the Declaration of Trust, dated October 29, 1996, is incorporated herein by reference to Exhibit (1)(g) of Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) as filed with the SEC on June 4, 1997.

EX-99.A9 Amendment No. 12 to the Declaration of Trust, dated May 19, 1997, is incorporated herein by reference to Exhibit (1)(h) of Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) as filed with the SEC on January 15, 1998.

EX-99.A10      Amendment No. 13 to the Declaration of Trust, dated August 25,
               1997, is incorporated herein by reference to Exhibit (1)(i) of Registrant's Post-Effective Amendment No. 28 on Form N-1A (File
               No. 33-30950) as filed with the SEC on January 15, 1998.

EX-99.A11      Amendment No. 14 to the Declaration of Trust, dated February 23,
               1998, is incorporated herein by reference to Exhibit (b)(1)(j) of Registrant's Post-Effective Amendment No. 30 on Form N-1A (File
               No. 33-30950) as filed with the SEC on September 16, 1998.

EX-99.A12      Specimen Certificate for Share of Beneficial Interest as it
               relates to The Starburst Municipal Income Fund is incorporated herein by reference to Exhibit 4(i) of Registrant's
               Post-Effective Amendment No. 22 on Form N-1A (File No. 33- 30950) as filed with the SEC on December 29, 1995.

EX-99.A13      Specimen Certificate for Shares of Beneficial Interest as it
               relates to The Starburst Government Income Fund is incorporated herein by reference to Exhibit (a)(12) of Registrant's
               Post-Effective Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.

EX-99.A14      Specimen Certificate for Shares of Beneficial Interest as it
               relates to The Starburst Government Money Market Fund-Investment
               Shares is incorporated herein by reference to Exhibit (a)(13) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File
               No. 33-30950) as filed with the SEC on May 31, 2000.

EX-99.A15      Specimen Certificate for Shares of Beneficial Interest as it
               relates to The Starburst Government Money Market Fund-Trust
               Shares is incorporated herein by reference to Exhibit (a)(14) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File
               No. 33-30950) as filed with the SEC on May 31, 2000.

EX-99.A16      Specimen Certificate for Shares of Beneficial Interest as it
               relates to The Starburst Money Market Fund-Investment Shares is incorporated herein by reference to Exhibit (a)(15) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File
               No. 33-30950) as filed with the SEC on May 31, 2000.

EX-99.A17      Specimen Certificate for Shares of Beneficial Interest as it
               relates to The Starburst Money Market Fund-Trust Shares is incorporated herein by reference to Exhibit (a)(16) of Registrant's Post-Effective Amendment No. 35 on Form N-1A (File
               No. 33-30950) as filed with the SEC on May 31, 2000.

EX-99.B        By-Laws are incorporated herein by reference to Exhibit (b)(2) of
               Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
               No. 33-30950) as filed with the SEC on December 29, 1995.
EX-99.C        Not Applicable.
EX-99.D1       Investment Advisory Contract, dated April 17, 1992, of the
               Registrant as it relates to The Starburst Government Income Fund
               (Exhibit A, dated April 17, 1992), The Starburst Government Money
               Market Fund (Exhibit B, dated May 27, 1992), The Starburst Money
               Market Fund (Exhibit C, dated May 27, 1992) and The Starburst
               Municipal Income Fund (Exhibit D, dated May 27, 1992) is incorporated herein by reference to Exhibit (5)(i) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
               No. 33-30950) as filed with the SEC on December 29, 1995.
EX-99.D2       Investment Management Contract of the Registrant as it relates to
               The Starburst Equity Fund (Exhibit A, dated December 1, 1993) is incorporated herein by reference to Exhibit (5)(ii) of Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
               No. 33-30950) as filed with the SEC on December 29, 1995.
EX-99.D3       Investment Advisory Contract of the Registrant as it relates to
               The Expedition Equity Fund (Exhibit E, dated June 1, 1997) is incorporated herein by reference to Exhibit (5)(b) of Registrant's Post-Effective Amendment No. 29 on Form N-1A (File
               No. 33-30950) as filed with the SEC on January 30, 1998.
EX-99.D4       Investment Advisory Contract of the Registrant as it relates to
               The Expedition Tax- Free Money Market Fund (Exhibit F, dated
               April 1, 1998) is incorporated herein by reference to Exhibit (5)(c) of Registrant's Post-Effective
               Amendment No. 30 on Form N-1A (File No. 33-30950) as filed with the SEC on September 16, 1998.

EX-99.D5 Investment Sub-Advisory Agreement, dated April 1, 1998, between the Adviser and Weiss, Peck & Greer, L.L.C. is incorporated herein by reference to Exhibit (d)(5) of Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No. 33-30950) as filed with the SEC on December 29, 1998.

EX-99.D6       Investment Advisory Contract of the Registrant as it relates to
               The Expedition Equity Income Fund (Exhibit G, dated March 1,
               2000) is incorporated herein by reference to Exhibit (d)(6) of
               Registrant's Post-Effective Amendment No. 36 on Form N-1A (File
               No. 33-30950) as filed with the SEC on February 28, 2001.
EX-99.D7       Investment Advisory Contract of the Registrant as it relates to
               The Expedition Tax- Free Investment Grade Bond Fund (Exhibit H,
               dated March 1, 2000) is incorporated herein by reference to
               Exhibit (d)(7) of Registrant's Post-Effective Amendment No. 36 on
               Form N-1A (File No. 33-30950) as filed with the SEC on February
               28, 2001.
EX-99.D8       Investment Advisory Contract of the Registrant as it relates to
               The Expedition Investment Grade Bond Fund (formerly, The
               Expedition Bond Fund) (Exhibit I, dated March 1, 2000) is
               incorporated herein by reference to Exhibit (d)(8) of
               Registrant's Post-Effective Amendment No. 36 on Form N-1A (File
               No. 33-30950) as filed with the SEC on February 28, 2001.
EX-99.E1       Distributor's Contract, dated August 30, 1990, of the Registrant as it relates to The Starburst Government Money Market Fund and
               The Starburst Money Market Fund -Trust Shares (Exhibit A, dated
               April 29, 1991), The Starburst Government Money Market Fund and
               The Starburst Money Market Fund - Investment Shares (Exhibit B,
               dated April 29, 1991), The Starburst Municipal Income Fund
               (Exhibit C, dated November 7, 1991), The Starburst Government
               Income Fund (Exhibit D, dated April 17, 1992), The Starburst
               Equity Fund (Exhibit E, dated December 1, 1993), The Starburst
               Government Money Market Fund and The Starburst Money Market Fund
               (Exhibit F, dated June 1, 1994) is incorporated herein by
               reference to Exhibit (6) of Registrant's Post-Effective Amendment
               No. 22 on Form N-1A (File No. 33- 30950) as filed with the SEC on
               December 29, 1995.
EX-99.E2       Distribution Agreement, dated June 9, 1997, between the
               Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (b)(6)(a) of Registrant's
               Post-Effective Amendment No. 29 on Form N-1A (File No. 33- 30950)
               as filed with the SEC on January 30, 1998.
EX-99.F        Not applicable.
EX-99.G        Custodian Agreement between the Registrant and Central Bank of the South, dated January 2, 1992, is incorporated herein by reference to Exhibit (8) of Registrant's Post-Effective Amendment
               No. 22 on Form N-1A (File No. 33-30950) as filed with the SEC on
               December 29, 1995.
EX-99.H1       Agreement for Fund Accounting, Shareholder Record keeping, and
               Custody Services Procurement, dated December 1, 1994, is incorporated herein by reference to Exhibit (9)(i) of Registrant's Post-Effective Amendment No. 20 on Form N-1A (File
               No. 33-30950) as filed with the SEC on December 28, 1994.
EX-99.H2       Sales Agreement with Federated Securities Corp., dated May 2,
               1994, is incorporated herein by reference to Exhibit (9)(ii) of Registrant's Post-Effective

               Amendment No. 17 on Form N-1A (File No. 33-30950) as filed with the SEC on August 3, 1994.
EX-99.H3       Electronic Communications and Record Keeping Agreement, dated
               June 9, 1997, is incorporated herein by reference to Exhibit
               (9)(iii) of Registrant's Post-Effective Amendment No. 17 on Form
               N-1A (File No. 33-30950) as filed with the SEC on August 3, 1994.
EX-99.H4       Administration Agreement, dated June 9, 1997, between the
               Registrant and SEI Fund Resources, is incorporated herein by reference to Exhibit (b)(9)(c) of Registrant's Post-Effective
               Amendment No. 29 on Form N-1A (File No. 33-30950) as filed with the SEC on January 30, 1998.
EX-99.H5       Amended and Restated Administration Agreement, dated July 27,
               1999, between the Registrant and SEI Investments Mutual Funds
               Services (formerly, SEI Fund Resources) is incorporated herein by reference to Exhibit (h)(5) of Registrant's Post-Effective
               Amendment No. 34 on Form N-1A (File No. 33-30950) as filed with the SEC on December 16, 1999.
EX-99.H6       Shareholder Service Plan and Agreement, dated June 9, 1997, as it relates to the Investment Service Shares is incorporated herein by reference to Exhibit (h)(5) of Registrant's Post-Effective
               Amendment No. 32 on Form N-1A (File No. 33-30950) as filed with the SEC on February 26, 1999.
EX-99.H7       Administrative Services Plan and Agreement, dated May 25, 2000, as it relates to the Class S Shares is incorporated herein by reference to Exhibit (h)(7) of Registrant's Post-Effective
               Amendment No. 35 on Form N-1A (File No. 33-30950) as filed with the SEC on May 31, 2000.
EX-99.H8       Shareholder Service Plan and Agreement, dated May 25, 2000, as it relates to the Class S Shares is incorporated herein by reference to Exhibit (h)(8) of Registrant's Post-Effective Amendment No. 35
               on Form N-1A (File No. 33-30950) as filed with the SEC on May 31,
               2000.
EX-99.H9       Sub-Administration Agreement, dated January 10, 2001 between SEI
               Investments Mutual Funds Services and Compass Bank is
               incorporated herein by reference to Exhibit (h)(9) of
               Registrant's Post-Effective Amendment No. 36 on Form N-1A (File
               No. 33-30950) as filed with the SEC on February 28, 2001.
EX-99.I        Opinion and Consent of Counsel is filed herewith.
EX-99.J        Consent of Independent Auditors is filed herewith.
EX-99.K        Not applicable.
EX-99.K        Initial Capital Understanding was filed with Registrant's
               Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) as filed with the SEC on November 16, 1989.
EX-99.M1       Distribution Plan, dated April 29, 1991, as it relates to The
               Starburst Government Money Market Fund - Investment Shares
               (Exhibit A, dated April 29, 1991), The Starburst Money Market
               Fund - Investment Shares (Exhibit B, dated April 29, 1991), The
               Starburst Municipal Income Fund (Exhibit C, dated November 7,
               1991), The Starburst Government Income Fund (Exhibit D, dated
               April 17, 1992), The Starburst Equity Fund (Exhibit E, dated
               December 1, 1993), The Starburst Government Money Market Fund -
               Investment Shares (Exhibit F, dated June 1, 1994) and The
               Starburst Money Market Fund - Investment Shares (Exhibit G, dated
               June 1, 1994) is incorporated herein by reference to Exhibit
               (15)(i) of Registrant's

               Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
               as filed with the SEC on December 29, 1995.
EX-99.M2       Form of 12b-1 Agreement is incorporated herein by reference to
               Exhibit (15)(ii) of Registrant's Post-Effective Amendment No. 24
               on Form N-1A (File No. 33-30950) as filed with the SEC on
               December 27, 1996.
EX-99.M3       Amended and Restated Distribution Plan is incorporated herein by reference to Exhibit (b)(15)(b) of Registrant's Post-Effective
               Amendment No. 26 on Form N-1A (File No. 33-30950) as filed with the SEC on June 4, 1997.
EX-99.M4       Distribution and Service Plan for the Class B Shares dated May
               18, 1998 is incorporated herein by reference to Exhibit
               (b)(15)(c) of Registrant's Post-Effective Amendment No. 30 on
               Form N-1A (File No. 33-30950) as filed with the SEC on September
               16, 1998.
EX-99.N        Not applicable.
EX-99.O1       Multiple Class Plan of the Registrant, dated June 1, 1995, is incorporated herein by reference to Exhibit (b)(18) of Registrant's Post-Effective Amendment No. 24 on Form N-1A (File
               No. 33-30950) filed with the SEC on December 27, 1996.
EX-99.O2       Rule 18f-3 Multiple Class Plan, dated May 1998 is incorporated herein by reference to Exhibit (b)(18)(a) of Registrant's
               Post-Effective Amendment No. 30 on Form N- 1A (File No. 33-30950) as filed with the SEC on September 16, 1998.

EX-99.O3 Rule 18f-3 Multiple Class Plan, dated May 1998 as amended May 2000 is filed herewith.
EX-99.O4 Amended Schedule A to the Rule 18f-3 Multiple Class Plan dated May, 1998 as amended May 2000 is filed herewith.
EX-99.P1 Registrant's Code of Ethics, dated November 13, 1995 is incorporated herein by reference to Exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) as filed with the SEC on May 30, 2000.
EX-99.P2 Registrant's Code of Ethics dated November 13, 1995, revised as of November 13, 2001, is filed herewith.

EX-99.P3 Sub-Adviser's Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of The Arbor Fund's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-50718) as filed with the SEC on March 16, 2000.

EX-99.P4 SEI Investments Company Code of Ethics and Insider Trading Policy, dated December 2000, is incorporated herein by reference to Exhibit (p)(3) of Registrant's Post-Effective Amendment No. 36 on Form N-1A (File No. 33-30950) as filed with the SEC on February 28, 2001.
EX-99.P5 SEI Investments Company Code of Ethics and Insider Trading Policy, dated December 2001, is filed herewith.